UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23483

Axonic Funds

(exact name of registrant as specified in charter)

520 Madison Avenue, 42nd Floor

New York, NY 10022

(Address of Principal Office)

Clayton DeGiacinto, President

c/o Axonic Capital LLC

520 Madison Avenue, 42nd Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copies of information to:

Jeffrey Skinner

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: (212) 259-0430

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025 – April 30, 2026

Item 1.	Report to Stockholders.

(a)

Axonic Strategic Income Fund

Class A - AXSAX

SEMI-ANNUAL SHAREHOLDER REPORT - April 30, 2026

FUND OVERVIEW

This semi-annual shareholder report contains important information about Axonic Strategic Income Fund - A for the period of November 1, 2025 to April 30, 2026.

You can find additional information about the Fund at https://www.axonicfunds.com/funds/daily-fund-axsax/. You can also request this information by contacting us at 833-429-6642.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Axonic Strategic Income Fund - A	$73	1.47%

How did the Fund perform the last six months?

The Axonic Strategic Income Fund had another year of strong performance. The Fund returned 4.99% for the twelve-month period ending on April 30, 2026, outperforming the Bloomberg U.S. Aggregate Bond Index which returned 4.06% over the same time period. The Fund’s outperformance of the benchmark was driven by credit spread tightening across most securitized credit markets and a high level of current income relative to traditional fixed income assets.

Performance was driven by credit selection and consistent income generated by the Fund’s holdings across the structured credit universe. The Fund was profitable across the three core areas of focus: Residential Mortgage Backed Securities (RMBS), Commercial Mortgage Backed Securities (CMBS), and Asset Backed Securities (ABS). Although credit spreads tightened throughout the year, structured credit markets continue to offer attractive yields going forward as spreads remain wide of similarly rated corporate credit investments on a historical basis.

How has the Fund performed since inception?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Table Summary
	Axonic Strategic Income Fund - Class A - Load - $12,891	Bloomberg U.S. Aggregate Bond Index - $9,871
7/16/2020	$9,774.82	$10,000.00
4/30/2021	$10,495.89	$9,784.21
4/30/2022	$10,573.58	$8,951.36
4/30/2023	$10,436.16	$8,913.10
4/30/2024	$11,372.59	$8,782.23
4/30/2025	$12,278.44	$9,486.60
4/30/2026	$12,891.48	$9,871.44

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
	1 Year	5 Year	Since Inception
Class A - NAV (Incep. July 16, 2020)	4.99%	4.20%	4.90%
Class A - Load	2.66%	3.72%	4.48%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	-0.22%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.  Call 1-833-429-6642 for current month-end performance.

FUND STATISTICS

  Total Net Assets$3,987,720,630
  Number of Portfolio Holdings538
  Portfolio Turnover Rate32%
  Advisory Fees Paid$16,616,410

What did the Fund invest in?

ASSET CLASS WEIGHTINGS (as a % of Net Assets)

Table Summary
Value	Value
Residential Mortgage-Backed Securities	29.00%
Asset-Backed Securities	26.65%
Commercial Mortgage-Backed Securities	25.23%
Short Term Investments	10.20%
Government Bonds	9.49%
Bank Loans	2.39%
Corporate Bonds	0.32%
Preferred Stocks	0.21%
Convertible Corporate Bonds	0.11%
Common Stocks	0.01%
Cash, Cash Equivalents, & Other Net Assets	(3.61)%

TOP TEN HOLDINGS (as a % of Net Assets)

Table Summary
Top 10	Top 10
U.S. Treasury Note 3.88%, due 08/15/2034	6.08%
U.S. Treasury Note 4.63%, due 02/15/2035	2.56%
RCO X Mortgage LLC, Series 2025-5, Class A1	1.03%
U.S. Treasury Bond 4.25%, due 05/15/2035	0.85%
RCO IX Mortgage LLC, Series 2025-4, Class A1	0.84%
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2026-RTL1, Class A1	0.81%
INTOWN Mortgage Trust, Series 2025-STAY, Class D	0.70%
MCR Mortgage Trust, Series 2024-TWA, Class E	0.65%
FREMF Mortgage Trust, Series 2019-KL05, Class CP	0.64%
RCO X Mortgage LLC, Series 2026-1, Class A1	0.61%
Top Ten Holdings	14.77%

Material Fund Changes

There have been no material fund Changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.axonicfunds.com/funds/daily-fund-axsax/.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 833-429-6642.

Axonic Strategic Income Fund — Class A - AXSAX

SEMI-ANNUAL SHAREHOLDER REPORT - April 30, 2026

Distributor, ALPS Distributors, Inc.

Phone: 833-429-6642

05465G200–SA–04302026

Axonic Strategic Income Fund

Class I - AXSIX

SEMI-ANNUAL SHAREHOLDER REPORT - April 30, 2026

FUND OVERVIEW

This semi-annual shareholder report contains important information about Axonic Strategic Income Fund - I for the period of November 1, 2025 to April 30, 2026.

You can find additional information about the Fund at https://www.axonicfunds.com/funds/daily-fund/. You can also request this information by contacting us at 833-429-6642.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Axonic Strategic Income Fund - I	$54	1.07%

How did the Fund perform the last six months?

The Axonic Strategic Income Fund had another year of strong performance. The Fund returned 5.38% for the twelve-month period ending on April 30, 2026, outperforming the Bloomberg U.S. Aggregate Bond Index which returned 4.06% over the same time period. The Fund’s outperformance of the benchmark was driven by credit spread tightening across most securitized credit markets and a high level of current income relative to traditional fixed income assets.

Performance was driven by credit selection and consistent income generated by the Fund’s holdings across the structured credit universe. The Fund was profitable across the three core areas of focus: Residential Mortgage Backed Securities (RMBS), Commercial Mortgage Backed Securities (CMBS), and Asset Backed Securities (ABS). Although credit spreads tightened throughout the year, structured credit markets continue to offer attractive yields going forward as spreads remain wide of similarly rated corporate credit investments on a historical basis.

How has the Fund performed since inception?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Table Summary
	Axonic Strategic Income Fund - Class I - $12,931	Bloomberg U.S. Aggregate Bond Index - $10,555
12/30/2019	$10,000.00	$10,000.00
4/30/2020	$9,140.00	$10,489.72
4/30/2021	$10,308.57	$10,461.69
4/30/2022	$10,426.91	$9,571.18
4/30/2023	$10,339.68	$9,530.27
4/30/2024	$11,335.26	$9,390.34
4/30/2025	$12,271.10	$10,143.48
4/30/2026	$12,931.36	$10,554.97

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
	1 Year	5 Year	Since Inception
Class I (Incep. December 30, 2019)	5.38%	4.64%	4.14%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	0.86%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.  Call 1-833-429-6642 for current month-end performance.

FUND STATISTICS

  Total Net Assets$3,987,720,630
  Number of Portfolio Holdings538
  Portfolio Turnover Rate32%
  Advisory Fees Paid$16,616,410

What did the Fund invest in?

ASSET CLASS WEIGHTINGS (as a % of Net Assets)

Table Summary
Value	Value
Residential Mortgage-Backed Securities	29.00%
Asset-Backed Securities	26.65%
Commercial Mortgage-Backed Securities	25.23%
Short Term Investments	10.20%
Government Bonds	9.49%
Bank Loans	2.39%
Corporate Bonds	0.32%
Preferred Stocks	0.21%
Convertible Corporate Bonds	0.11%
Common Stocks	0.01%
Cash, Cash Equivalents, & Other Net Assets	(3.61)%

TOP TEN HOLDINGS (as a % of Net Assets)

Table Summary
Top 10	Top 10
U.S. Treasury Note 3.88%, due 08/15/2034	6.08%
U.S. Treasury Note 4.63%, due 02/15/2035	2.56%
RCO X Mortgage LLC, Series 2025-5, Class A1	1.03%
U.S. Treasury Bond 4.25%, due 05/15/2035	0.85%
RCO IX Mortgage LLC, Series 2025-4, Class A1	0.84%
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2026-RTL1, Class A1	0.81%
INTOWN Mortgage Trust, Series 2025-STAY, Class D	0.70%
MCR Mortgage Trust, Series 2024-TWA, Class E	0.65%
FREMF Mortgage Trust, Series 2019-KL05, Class CP	0.64%
RCO X Mortgage LLC, Series 2026-1, Class A1	0.61%
Top Ten Holdings	14.77%

Material Fund Changes

There have been no material fund Changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.axonicfunds.com/funds/daily-fund/.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 833-429-6642.

Axonic Strategic Income Fund — Class I - AXSIX

SEMI-ANNUAL SHAREHOLDER REPORT - April 30, 2026

Distributor, ALPS Distributors, Inc.

Phone: 833-429-6642

05465G101–SA–04302026

(b)	Not applicable

Item 2.	Code of Ethics.

Not applicable to semi-annual report

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AXONIC STRATEGIC INCOME FUND

SEMI-ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

April 30, 2026

TABLE OF CONTENTS

Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies
Consolidated Schedule of Investments	3
Consolidated Statement of Assets and Liabilities	20
Consolidated Statement of Operations	21
Consolidated Statements of Changes in Net Assets	22
Consolidated Financial Highlights	23
Notes to Consolidated Financial Statements and Consolidated Financial Highlights	27
Additional Information	37
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	38
Proxy Disclosures for Open-End Management Investment Companies	39
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	40
Statement Regarding Basis for Approval of Investment Advisory Contract	41

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

Description	Shares	Value
COMMON STOCKS (0.01%)
Financials (0.01%)
Redwood Trust, Inc. REIT	44,220	$245,863
TOTAL COMMON STOCKS
(Cost $521,155)		245,863

Description	Rate	Shares	Value
PREFERRED STOCKS (0.21%)
Financials (0.21%)
ACRES Commercial Realty Corp., Series D(a)	7.87%	83,247	1,819,779
Arbor Realty Trust, Series F	6.25%	99,092	2,303,889
Rithm Capital Corp., Series D(a)(b)	7.00%	78,637	1,977,721
TPG RE Finance Trust, Inc., Series C(a)	6.25%	120,705	2,224,593
TOTAL PREFERRED STOCKS
(Cost $9,531,101)			8,325,982

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (26.65%)
Automobile (0.37%)
Chase Auto Credit Linked Notes, Series 2025-1, Class G(c)	10.42%	04/25/29	$842,790	839,503
Flagship Credit Auto Trust, Series 2022-3, Class E(c)	7.95%	10/15/29	1,000,000	503,500
Hertz Vehicle Financing III LP, Series 2021-2A, Class D(c)	4.34%	12/25/26	5,000,000	4,950,500
United Auto Credit Securitization Trust, Series 2025-1, Class D(c)	5.96%	01/10/28	8,500,000	8,509,350
Total Automobile				14,802,853

Home Equity (9.54%)
ACHM Trust, Series 2025-HE2, Class A(b)(c)	5.47%	08/25/55	8,586,954	8,569,426
ACHM Trust, Series 2025-HE2, Class B(b)(c)	5.66%	08/25/55	4,012,580	3,998,479
ACHM Trust, Series 2025-HE3, Class A(b)(c)	5.20%	11/25/55	18,716,440	18,501,717
ACHM Trust, Series 2025-HE3, Class B(b)(c)	5.45%	11/25/55	3,256,692	3,219,579
ACHM Trust, Series 2025-HE3, Class C(b)(c)	5.80%	11/25/55	9,937,589	9,841,597
ACHM Trust, Series 2025-HE3, Class D(b)(c)	6.64%	11/25/55	4,491,000	4,465,076
Deephaven Residential Mortgage Trust, Series 2025-CES1, Class A1B(c)(d)	5.38%	10/25/55	8,307,266	8,305,686
Deephaven Residential Mortgage Trust, Series 2026-CES1, Class A1B(c)(d)	5.41%	04/25/30	5,000,000	4,985,952
Deephaven Residential Mortgage Trust, Series 2026-CES1, Class A2(c)(d)	5.68%	04/25/30	2,250,000	2,242,387
Deephaven Residential Mortgage Trust, Series 2026-CES1, Class M1(b)(c)	6.33%	04/25/30	3,329,000	3,320,173
FIGRE Trust, Series 2026-FL1, Class A2(c)(d)	5.79%	03/25/56	4,883,963	4,899,988
FIGRE Trust, Series 2026-HE4, Class A(b)(c)	5.30%	05/25/56	10,000,000	9,975,310
GS Mortgage-Backed Securities Trust, Series 2026-AH1, Class A1B(b)(c)	30D US SOFR + 1.65%	04/25/35	10,296,563	10,308,595
GS Mortgage-Backed Securities Trust, Series 2026-AH1, Class M1(b)(c)	30D US SOFR + 1.80%	04/25/35	5,000,000	5,008,519
GS Mortgage-Backed Securities Trust, Series 2026-AH1, Class M2(b)(c)	30D US SOFR + 2.00%	04/25/35	7,176,000	7,163,810
GS Mortgage-Backed Securities Trust, Series 2026-CES1, Class A3(c)(d)	5.42%	01/25/30	5,000,000	4,956,804
GS Mortgage-Backed Securities Trust, Series 2026-CES2, Class A1B(c)(d)	5.53%	06/25/56	7,000,000	6,982,676

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2026	3

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Home Equity (continued)
HSI Asset Securitization Corp. Trust, Series 2007-NC1, Class A2(b)	1M CME TERM SOFR + 0.39%	04/25/37	$4,022,908	$2,562,021
RCKT Mortgage Trust, Series 2026-CES1, Class A1B(c)(d)	4.93%	01/25/30	2,988,809	2,957,214
SAIF Securitization Trust, Series 2025-CES1, Class A1(c)(d)	5.41%	08/25/29	12,604,043	12,606,941
SAIF Securitization Trust, Series 2025-CES1, Class A2(c)(d)	5.64%	08/25/29	2,000,000	2,002,375
SAIF Securitization Trust, Series 2025-CES1, Class A3(c)(d)	5.99%	08/25/29	2,250,000	2,259,866
SAIF Securitization Trust, Series 2025-CES1, Class M1(c)(d)	6.24%	08/25/29	2,000,000	2,006,421
SAIF Securitization Trust, Series 2026-CES1, Class A1A(c)(d)	5.40%	02/25/56	3,459,183	3,456,781
SAIF Securitization Trust, Series 2026-CES1, Class A1B(c)(d)	5.55%	02/25/56	3,162,682	3,164,169
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A1(b)(c)	3.50%	02/25/52	1,349,795	1,340,993
Saluda Grade Alternative Mortgage Trust, Series 2025-FIG6, Class A1(b)(c)	5.18%	01/25/36	18,484,140	18,341,158
Saluda Grade Alternative Mortgage Trust, Series 2025-FIG6, Class M1(b)(c)	5.48%	01/25/36	7,997,049	7,962,991
Saluda Grade Alternative Mortgage Trust, Series 2025-FIG6, Class M2(b)(c)	5.58%	01/25/36	8,779,967	8,713,173
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A(b)(c)	1M CME TERM SOFR + 1.60%	07/25/33	12,093,781	12,141,217
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1B(b)(c)	1M CME TERM SOFR + 1.80%	07/25/33	13,042,000	13,103,738
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class M1(b)(c)	1M CME TERM SOFR + 2.20%	07/25/33	12,192,000	12,230,083
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class M2(b)(c)	1M CME TERM SOFR + 2.60%	07/25/33	9,565,000	9,594,614
Soundview Home Loan Trust, Series 2007-OPT4, Class 1A1(b)	1M CME TERM SOFR + 1.11%	09/25/37	5,196,286	3,894,369
Towd Point Mortgage Trust, Series 2025-FIX1, Class A1(c)(d)	4.97%	09/25/29	6,146,480	6,105,421
Towd Point Mortgage Trust, Series 2025-FIX2, Class A1(c)(d)	5.25%	10/25/29	13,205,100	13,187,940
Towd Point Mortgage Trust, Series 2025-FIX2, Class A2(c)(d)	5.45%	10/25/29	4,941,000	4,926,508
Towd Point Mortgage Trust, Series 2025-FIX2, Class M1(c)(d)	5.55%	10/25/29	7,500,000	7,469,409
Towd Point Mortgage Trust, Series 2025-FIX2, Class M2A(b)(c)	5.90%	10/25/29	5,400,000	5,383,835
Towd Point Mortgage Trust, Series 2026-FIX1, Class A2(c)(d)	5.30%	12/25/65	5,000,000	4,951,688
Towd Point Mortgage Trust, Series 2026-FIX1, Class M1(c)(d)	5.45%	12/25/65	6,000,000	5,942,992
Vista Point Securitization Trust, Series 2024-CES2, Class M1(b)(c)	6.35%	09/25/28	1,506,000	1,509,731
Vista Point Securitization Trust, Series 2025-CES3, Class A1(c)(d)	5.30%	10/25/29	21,659,851	21,616,982
Vista Point Securitization Trust, Series 2025-CES3, Class A2(c)(d)	5.45%	10/25/29	7,500,000	7,468,325
Vista Point Securitization Trust, Series 2025-CES3, Class A3(c)(d)	5.60%	10/25/29	6,816,000	6,779,393
Vista Point Securitization Trust, Series 2025-CES3, Class M1(c)(d)	5.95%	10/25/29	2,490,500	2,476,991
Vista Point Securitization Trust, Series 2026-CES1, Class A1(c)(d)	5.03%	02/25/30	22,671,001	22,467,048
Vista Point Securitization Trust, Series 2026-CES1, Class A2(c)(d)	5.23%	02/25/30	4,000,000	3,943,042
Vista Point Securitization Trust, Series 2026-CES1, Class A3(c)(d)	5.38%	02/25/30	6,250,000	6,150,931
Vista Point Securitization Trust, Series 2026-CES1, Class B1(b)(c)	6.77%	02/25/30	3,250,000	3,195,125
Vista Point Securitization Trust, Series 2026-CES1, Class M1(c)(d)	5.87%	02/25/30	7,500,000	7,395,626
Vista Point Securitization Trust, Series 2026-CES2, Class A1(c)(d)	5.42%	05/25/56	10,000,000	9,975,147
Vista Point Securitization Trust, Series 2026-CES2, Class A3(c)(d)	5.83%	05/25/56	4,500,000	4,478,525

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

4	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Home Equity (continued)
Total Home Equity				$380,508,557

Other (7.94%)
AASET 2020-1 Trust, Series 2020-1A, Class C(c)(e)	6.41% PIK	01/16/40	$1,188,726	1,146,526
Achieve Personal Loan Master Pass-Through Trust Series
2023-PT1, Series 2023-1, Class PT(b)(c)	0.00%	09/15/53	161,135	105,801
Affirm Asset Securitization Trust, Series 2024-X1, Class D(c)	7.29%	05/15/29	1,351,784	1,353,001
AIM Aviation Finance, Ltd., Series 2015-1A, Class A1(c)(d)	6.21%	02/15/40	14,713,345	14,575,040
Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2(c)	5.86%	12/20/30	10,000,000	10,106,000
Business Jet Securities 2024-1 LLC, Series 2024-1A, Class B(c)	6.92%	05/15/30	5,769,339	5,892,802
Business Jet Securities 2024-1 LLC, Series 2024-1A, Class C(c)	9.13%	05/15/30	871,775	883,195
Business Jet Securities 2024-2 LLC, Series 2024-2A, Class B(c)	5.75%	09/15/30	5,779,907	5,723,264
Business Jet Securities 2024-2 LLC, Series 2024-2A, Class C(c)	7.97%	09/15/30	1,820,960	1,815,861
Castlelake Aircraft Securitization Trust, Series 2018-1, Class B(c)	5.30%	06/15/43	4,334,216	4,254,466
Castlelake Aircraft Structured Trust 2025-2, Series 2025-2A, Class B(c)	6.30%	08/15/32	7,055,057	7,043,769
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(c)(e)	6.50% PIK	08/15/41	12,162,872	12,014,485
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A(c)	3.97%	04/15/39	2,508,377	2,470,501
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-4A, Class A2(c)	5.52%	12/20/30	10,000,000	10,091,000
Consolidated Communications LLC/Fidium Fiber Finance
Holdco LLC, Series 2025-4A, Class C(c)	8.10%	12/20/30	5,000,000	5,120,500
Falcon Aerospace, Ltd., Series 2019-1, Class B(c)	4.79%	09/15/26	417,120	411,906
FAT Brands Fazoli’s Native I LLC, Series 2021-1, Class B2(c)(f)	0.00%	07/25/51	1,930,000	386,000
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class A2(c)(d)(f)	0.00%	07/25/51	18,774,232	17,835,520
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class B2(c)(d)(f)	0.00%	07/25/51	8,808,000	4,580,160
FAT Brands GFG Royalty I LLC, Series 2022-1A, Class A2(c)(f)	0.00%	07/25/26	1,911,603	1,816,023
FAT Brands Royalty LLC, Series 2021-1A, Class A2(c)(f)	0.00%	07/25/26	3,058,564	2,905,636
Flexential Issuer LLC, Series 2025-2A, Class A2(c)	6.46%	10/25/32	12,511,000	12,574,806
Flexential Issuer LLC, Series 2026-4A, Class A2(c)	6.00%	03/25/31	20,000,000	19,992,000
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A(c)	4.46%	12/15/38	1,959,420	1,950,603
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A(c)	3.72%	07/15/26	505,370	496,273
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A(c)	3.42%	11/15/26	2,852,987	2,799,066
Kinetic ABS Issuer LLC, Series 2026-1A, Class A2(c)	5.22%	02/25/31	5,000,000	5,034,500
Kinetic ABS Issuer LLC, Series 2026-1A, Class C(c)	7.65%	02/25/31	3,500,000	3,587,150
Lendingpoint Asset Securitization Trust, Series 2021-B, Class D(c)	6.12%	02/15/29	2,935,305	713,866
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class C(c)	5.68%	09/15/28	3,540,095	3,462,567
ME Funding LLC, Series 2026-1A, Class A2(c)	7.75%	04/30/31	10,000,000	10,167,000
Navigator Aviation, Ltd., Series 2024-1, Class B(c)	6.09%	08/15/31	1,761,905	1,771,243
Pagaya AI Debt Grantor Trust 2024-6 And Pagaya AI Debt Trust, Series 2024-6, Class C(c)	7.07%	06/15/26	4,296,847	4,303,722
Pagaya AI Debt Grantor Trust, Series 2024-8, Class C(c)	6.03%	01/15/32	1,571,988	1,573,717
Pagaya AI Debt Grantor Trust, Series 2024-8, Class D(c)	6.53%	01/15/32	7,944,856	7,971,868
Pagaya AI Debt Grantor Trust, Series 2025-R2, Class E(c)	9.34%	10/15/32	6,206,726	4,391,258
Pagaya AI Debt Selection Trust, Series 2024-7, Class C(c)	7.10%	12/15/31	6,595,852	6,620,257
Pagaya AI Debt Trust, Series 2025-4, Class B(c)	5.69%	01/17/33	9,999,645	10,038,643
Pagaya Ai Debt Trust, Series 2025-R1, Class B(c)	5.70%	06/15/32	3,663,730	3,647,244
Phantom Aviation, Series 2026-1A, Class B(c)	6.03%	01/15/33	2,481,664	2,435,009

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2026	5

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Other (continued)
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class A(c)	3.97%	06/15/26	$2,347,512	$2,340,000
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class B(c)	4.95%	06/15/26	53,078	52,579
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class C(c)(e)	6.90% PIK	06/15/26	1,747,903	1,741,610
Project Silver, Series 2019-1, Class A(c)	3.97%	07/15/26	109,324	107,356
Project Silver, Series 2019-1, Class B(c)	4.95%	07/15/26	6,973,548	6,849,419
Prosper Marketplace Issuance Trust Series 2024-1, Series 2024-1A, Class C(c)	6.96%	10/15/26	6,325,780	6,333,371
Saluda Grade Alternative Mortgage Trust, Series 2026-HB1, Class A1B(b)(c)	1M CME TERM SOFR + 1.55%	12/25/33	5,552,451	5,558,689
Saluda Grade Alternative Mortgage Trust, Series 2026-HB1, Class M2(b)(c)	1M CME TERM SOFR + 2.15%	12/25/33	5,140,000	5,157,096
Saluda Grade Alternative Mortgage Trust, Series 2026-HB1, Class M3(b)(c)	1M CME TERM SOFR + 2.45%	12/25/33	4,500,000	4,514,865
Sprite, Ltd., Series 2021-1, Class B(c)	5.10%	10/15/28	466,551	458,199
Sprite, Ltd., Series 2026-1, Class B(c)	6.21%	03/15/33	7,500,000	7,358,250
Sprite, Ltd., Series 2026-1, Class C(c)	9.41%	03/15/33	10,000,000	9,889,000
Start, Ltd., Series 2018-1, Class C(c)(e)	6.90% PIK	05/15/43	11,658,410	11,513,846
Stellar Jay Ireland DAC, Series 2021-1, Class A(c)	3.97%	03/15/28	673,391	663,829
Stellar Jay Ireland DAC, Series 2021-1, Class B(c)	5.93%	03/15/28	690,855	682,703
Stonepeak 2021-1 ABS, Series 2021-1A, Class C(c)	5.93%	05/15/28	7,829,494	7,474,035
TGIF Funding LLC, Series 2017-1A, Class A2(c)	6.20%	04/30/47	4,817,489	4,028,866
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(c)	4.75%	11/15/26	1,826,547	1,800,793
Twin Hospitality I LLC, Series 2024-1A, Class A2II(c)(f)	9.00%	10/25/27	21,548,159	20,470,751
Twin Hospitality I LLC, Series 2024-1A, Class B2(c)(f)	10.00%	10/25/27	6,435,000	5,308,875
Total Other				316,366,380

WL Collateral CMO (8.80%)
MFA , Series 2024-NPL1, Class A1(c)(d)	6.33%	09/25/27	4,888,179	4,904,274
PRET LLC, Series 2025-NPL11, Class A2(c)(d)	7.02%	09/25/28	3,900,000	3,877,587
PRET LLC, Series 2025-NPL13, Class A2(c)(d)	6.78%	11/25/28	4,500,000	4,445,864
PRET LLC, Series 2025-NPL4, Class A1(c)(d)	6.37%	04/25/55	14,150,441	14,160,171
PRET LLC, Series 2025-NPL4, Class A2(c)(d)	8.83%	04/25/55	11,291,000	11,307,288
PRET LLC, Series 2025-NPL5, Class A1(c)(d)	6.24%	05/25/28	18,255,699	18,266,755
PRET LLC, Series 2025-NPL6, Class A1(c)(d)	5.74%	06/25/28	17,796,138	17,806,675
PRET LLC, Series 2025-NPL6, Class A2(c)(d)	8.71%	06/25/28	8,750,000	8,771,666
PRET LLC, Series 2025-NPL7, Class A1(c)(d)	5.66%	07/25/28	7,155,455	7,160,363
PRET LLC, Series 2025-NPL7, Class A2(c)(d)	8.35%	07/25/28	8,000,000	8,023,803
PRET LLC, Series 2025-NPL8, Class A1(c)(d)	5.73%	07/25/28	18,490,066	18,505,910
PRET LLC, Series 2025-NPL8, Class A2(c)(d)	7.99%	07/25/28	7,850,000	7,866,782
PRET LLC, Series 2025-NPL9, Class A1(c)(d)	5.39%	08/25/28	22,982,587	22,908,135
PRET LLC, Series 2025-NPL9, Class A2(c)(d)	7.51%	08/25/28	7,000,000	7,007,152
PRET LLC, Series 2026-NPL1, Class A1(c)(d)	5.18%	12/25/28	9,636,192	9,569,805
PRET LLC, Series 2026-NPL1, Class A2(c)(d)	6.54%	12/25/28	8,816,000	8,653,498
PRET LLC, Series 2026-NPL2, Class A2(c)(d)	6.41%	01/25/29	4,000,000	3,911,629
PRET LLC, Series 2026-NPL3, Class A2(c)(d)	6.22%	02/25/29	7,500,000	7,297,316
PRET LLC, Series 2026-NPL4, Class A1(c)(d)	5.51%	03/25/29	8,000,000	7,955,935
PRET LLC, Series 2026-NPL4, Class A2(c)(d)	7.14%	03/25/29	10,000,000	9,962,972
PRET LLC, Series 2026-NPL5, Class A1(c)(d)	5.71%	04/25/29	22,000,000	21,999,780
RAMP, Series 2007-RS1, Class A4(b)	1M CME TERM SOFR + 0.68%	02/25/37	32,244,743	6,832,345
RCO IX Mortgage LLC, Series 2025-4, Class A1(c)(d)	5.31%	10/25/28	33,568,601	33,519,772
RCO VIII Mortgage LLC, Series 2025-3, Class A1(c)(d)	6.43%	05/25/28	1,778,506	1,779,843
RCO X Mortgage LLC, Series 2025-5, Class A1(c)(d)	5.42%	10/25/28	41,115,961	41,021,103
RCO X Mortgage LLC, Series 2026-1, Class A1(c)(d)	5.54%	03/25/29	24,476,709	24,416,227
RCO X Mortgage LLC, Series 2026-1, Class A2(c)(d)	6.90%	03/25/29	10,000,000	9,975,473
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1(c)(d)	7.77%	04/25/28	756,842	754,304
VCAT LLC, Series 2026-NPL1, Class A1(c)(d)	5.10%	01/25/29	8,295,419	8,301,880

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

6	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
WL Collateral CMO (continued)
Total WL Collateral CMO				$350,964,307

TOTAL ASSET-BACKED SECURITIES
(Cost $1,075,832,608)				1,062,642,097

COMMERCIAL MORTGAGE-BACKED SECURITIES (25.23%)
Commercial MBS (25.17%)
1345T, Series 2025-AOA, Class D(b)(c)	1M CME TERM SOFR + 3.00%	06/15/27	$3,250,000	3,254,550
BAHA Trust, Series 2024-MAR, Class X(b)(c)(g)	0.35%	12/10/29	284,500,000	2,361,350
BAMLL Commercial Mortgage Securities Trust, Series 2026-HRHB, Class C(b)(c)	6.01%	05/05/31	9,300,000	9,300,000
BAMLL Commercial Mortgage Securities Trust, Series 2026-HRHB, Class E(b)(c)	7.55%	05/05/31	7,200,000	7,200,000
Banc of America Re-Remic Trust, Series 2023-FRR1, Class D(c)	0.00%	02/27/32	9,155,000	5,910,468
BANK 2019-BNK17, Series 2019-BN17, Class E(c)	3.00%	04/15/29	1,849,000	1,528,383
BANK, Series 2022-BNK41, Class D(c)	2.50%	04/15/32	1,500,000	1,051,950
BBCMS Mortgage Trust, Series 2018-TALL, Class C(b)(c)	1M CME TERM SOFR + 1.32%	03/15/37	3,312,000	3,040,085
BBCMS Mortgage Trust, Series 2018-TALL, Class E(b)(c)	1M CME TERM SOFR + 2.63%	03/15/37	4,760,000	3,877,496
BCP Trust, Series 2021-330N, Class B(b)(c)	1M CME TERM SOFR + 1.31%	06/15/38	4,200,000	3,267,180
BCP Trust, Series 2021-330N, Class C(b)(c)	1M CME TERM SOFR + 1.72%	06/15/38	4,089,000	2,870,069
BCP Trust, Series 2021-330N, Class D(b)(c)	1M CME TERM SOFR + 2.61%	06/15/38	2,389,270	1,283,038
BCP Trust, Series 2021-330N, Class E(b)(c)	1M CME TERM SOFR + 3.75%	06/15/38	15,300,000	3,915,270
BCP Trust, Series 2021-330N, Class F(b)(c)	1M CME TERM SOFR + 4.75%	06/15/38	8,500,000	655,350
BCRR , Series 2016-FRR3, Class E(b)(c)	30D US SOFR + 18.46%	05/26/26	24,057,599	24,031,136
Benchmark Mortgage Trust, Series 2025-V13, Class HCB(b)(c)	7.21%	01/15/30	20,109,991	20,737,423
Benchmark Mortgage Trust, Series 2025-V13, Class HCC(b)(c)	8.10%	01/15/30	3,000,000	3,081,300
Benchmark Mortgage Trust, Series 2025-V13, Class HCD(b)(c)	9.19%	01/15/30	7,373,000	7,588,291
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A(b)(c)	1M CME TERM SOFR + 1.85%	08/15/27	4,000,000	4,004,400
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 3C(c)(h)	0.00%	05/25/52	12,585,000	10,674,597
BMO Mortgage Trust, Series 2025-5C10, Class D(c)	4.50%	05/15/58	2,000,000	1,748,200
BX Commercial Mortgage Trust, Series 2021-ACNT, Class E(b)(c)	1M CME TERM SOFR + 2.3%	11/15/26	641,874	641,553
BX Commercial Mortgage Trust, Series 2024-KING, Class D(b) (c)	1M CME TERM SOFR + 2.49%	05/15/26	5,058,407	5,096,851
BX Commercial Mortgage Trust, Series 2024-KING, Class E(b) (c)	1M CME TERM SOFR + 3.69%	05/15/26	8,404,358	8,466,550
BX Commercial Mortgage Trust, Series 2024-XL4, Class C(b)(c)	1M CME TERM SOFR + 2.19%	02/15/39	2,843,494	2,850,318
BX Commercial Mortgage Trust, Series 2026-XL6, Class D(b)(c)	1M CME TERM SOFR + 2.10%	03/15/28	10,775,000	10,755,605
BX Commercial Mortgage Trust, Series 2026-XL6, Class E(b)(c)	1M CME TERM SOFR + 3.00%	03/15/28	18,000,000	17,967,600
BX Trust, Series 2021-LBA, Class DV(b)(c)	1M CME TERM SOFR + 1.85%	02/15/36	329,000	328,902
BX Trust, Series 2021-LBA, Class EV(b)(c)	1M CME TERM SOFR + 2.25%	02/15/36	1,400,000	1,399,580

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2026	7

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Commercial MBS (continued)
BX Trust, Series 2021-LBA, Class GV(b)(c)	1M CME TERM SOFR + 3.25%	02/15/36	$336,000	$335,899
BX Trust, Series 2022-IND, Class E(b)(c)	1M CME TERM SOFR + 3.99%	04/15/27	10,500,000	10,523,100
BX Trust, Series 2024-CNYN, Class D(b)(c)	1M CME TERM SOFR + 2.69%	04/15/41	4,270,641	4,289,431
BX Trust, Series 2025-DELC, Class C(b)(c)	1M CME TERM SOFR + 2.20%	12/15/27	10,000,000	10,020,000
BX Trust, Series 2025-DELC, Class D(b)(c)	1M CME TERM SOFR + 2.60%	12/15/27	10,000,000	10,020,000
BX Trust, Series 2025-DELC, Class E(b)(c)	1M CME TERM SOFR + 3.05%	12/15/27	6,000,000	6,036,000
BX Trust, Series 2025-VOLT, Class B(b)(c)	1M CME TERM SOFR + 2.10%	12/15/27	4,758,000	4,752,290
BX Trust, Series 2026-RISE, Class D(b)(c)	1M CME TERM SOFR + 2.00%	04/15/28	1,000,000	1,000,000
BXP Trust, Series 2021-601L, Class D(b)(c)	2.78%	01/15/32	1,699,000	1,393,690
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D(b)(c)	1M CME TERM SOFR + 3.19%	03/15/27	10,496,337	10,487,940
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E(b)(c)	1M CME TERM SOFR + 4.13%	03/15/27	23,123,749	23,100,625
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class F(b)(c)	1M CME TERM SOFR + 5.33%	03/15/27	4,634,746	4,630,575
Cali 2024-Sun, Series 2024-SUN, Class A(b)(c)	1M CME TERM SOFR + 1.89%	07/15/26	2,730,000	2,732,457
Cali 2024-Sun, Series 2024-SUN, Class D(b)(c)	1M CME TERM SOFR + 3.63%	07/15/26	8,900,000	8,927,590
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D(b)(c)	4.66%	05/15/52	4,600,000	3,680
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWD(c)	4.52%	09/15/29	4,988,052	4,504,710
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class CK58(c)	0.00%	09/29/29	24,870,000	23,987,115
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class D(b)(c)	3.31%	11/10/30	380,000	338,580
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class E(b)(c)	3.31%	11/10/30	5,300,000	4,572,310
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class E(b)(c)	5.85%	06/12/28	14,500,000	14,214,350
Credit Suisse Commercial Mortgage Trust 2020-FACT E	9.16%	10/15/37	1,745,000	1,229,178
CSMC, Series 2019-UVIL, Class D(b)(c)	3.39%	12/15/29	1,540,000	1,421,112
CSMC, Series 2020-FACT, Class C(b)(c)	1M CME TERM SOFR + 3.21%	10/15/37	5,000,000	4,731,500
CSTL Commercial Mortgage Trust, Series 2025-GATE2, Class D(b)(c)	5.63%	11/10/30	4,500,000	4,449,600
CSTL Commercial Mortgage Trust, Series 2026-GATE3, Class D(b)(c)	5.52%	02/10/31	4,410,000	4,318,713
DC Trust, Series 2024-HLTN, Class D(b)(c)	7.71%	04/13/28	2,439,000	2,443,634
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A(b)(c)	6.04%	01/15/29	360,000	364,212
ELP Commercial Mortgage Trust, Series 2025-ELP, Class E(b) (c)	6.66%	11/13/30	10,000,000	9,847,000
Extended Stay America Trust, Series 2025-ESH, Class D(b)(c)	1M CME TERM SOFR + 2.60%	10/15/27	12,089,250	12,150,905
Extended Stay America Trust, Series 2025-ESH, Class E(b)(c)	1M CME TERM SOFR + 3.35%	10/15/27	14,965,166	15,045,977
Extended Stay America Trust, Series 2026-ESH2, Class D(b)(c)	1M CME TERM SOFR + 2.25%	02/15/28	6,675,983	6,698,014
Extended Stay America Trust, Series 2026-ESH2, Class E(b)(c)	1M CME TERM SOFR + 2.90%	02/15/28	940,279	944,134

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

8	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Commercial MBS (continued)
Freddie Mac Mscr Trust Mn1, Series 2021-MN1, Class M2(b)(c)	30D US SOFR + 3.75%	01/25/51	$2,000,000	$2,052,000
Freddie Mac Mscr Trust Mn7, Series 2023-MN7, Class M2(b)(c)	30D US SOFR + 5.70%	04/25/33	2,300,000	2,473,650
Freddie Mac Mscr Trust Mn8, Series 2024-MN8, Class M1(b)(c)	30D US SOFR + 2.85%	05/25/29	9,485,278	9,575,388
Freddie Mac Mscr Trust Mn8, Series 2024-MN8, Class M2(b)(c)	30D US SOFR + 4.25%	06/25/33	2,300,000	2,406,950
Freddie Mac Mscr Trust Mn9, Series 2024-MN9, Class M2(b)(c)	30D US SOFR + 3.25%	10/25/44	2,500,000	2,540,750
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2022-151, Class X3(b)(g)	4.53%	11/25/32	6,840,000	1,588,248
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-153, Class X3(b)(g)	4.68%	01/25/33	19,488,345	4,805,826
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-154, Class X3(b)(g)	5.10%	01/25/33	11,437,000	3,090,277
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024-162, Class X3(b)(g)	5.89%	01/25/34	8,700,000	3,014,550
FREMF Mortgage Trust, Series 2018-K156, Class C(c)(h)	0.00%	07/25/33	6,449,682	3,587,958
FREMF Mortgage Trust, Series 2019-KL05, Class CP(b)(c)	3.96%	06/25/29	28,878,000	25,343,333
FRESB Mortgage Trust, Series 2019-SB66, Class X1(b)(g)	1.11%	07/25/29	23,551,075	553,222
FRESB Mortgage Trust, Series 2020-SB74, Class X1(b)(g)	0.00%	03/25/30	17,677,210	583,348
FRESB Mortgage Trust, Series 2020-SB79, Class X1(b)(g)	0.39%	07/25/40	13,942,457	493,645
FRESB Mortgage Trust, Series 2020-SB80, Class X1(b)(g)	0.01%	09/25/30	45,940,799	1,914,123
FRESB Mortgage Trust, Series 2020-SB81, Class X1(b)(g)	0.49%	10/25/30	16,637,263	617,103
FRESB Mortgage Trust, Series 2021-SB82, Class X1(b)(g)	0.74%	10/25/40	31,486,289	599,493
FRESB Mortgage Trust, Series 2021-SB83, Class X1(b)(g)	0.75%	01/25/41	19,951,042	521,227
FRESB Mortgage Trust, Series 2021-SB84, Class X1(b)(g)	0.09%	01/25/31	24,180,162	504,422
FRESB Mortgage Trust, Series 2022-SB95, Class X1(b)(g)	0.07%	11/25/31	102,825,131	1,350,711
FS Commercial Mortgage Trust, Series 2023-4SZN, Class E(b) (c)	10.42%	11/10/27	15,740,000	16,012,302
Government National Mortgage Association, Series 2018-16, Class IO(b)(g)	0.59%	03/16/59	66,564,390	2,369,692
Great Wolf Trust, Series 2024-WOLF, Class D(b)(c)	1M CME TERM SOFR + 2.89%	03/15/29	7,600,000	7,642,560
Great Wolf Trust, Series 2024-WOLF, Class E	7.30%	03/15/39	19,100,000	19,220,330
Hilton USA Trust, Series 2016-HHV, Class E(b)(c)	4.19%	11/05/26	6,500,000	6,446,050
Hilton USA Trust, Series 2016-HHV, Class F(b)(c)	4.19%	11/05/26	10,000,000	9,894,000
Hilton USA Trust, Series 2025-NVIL, Class B(b)(c)	1M CME TERM SOFR + 2.19%	07/15/27	5,000,000	5,008,000
Hilton USA Trust, Series 2025-NVIL, Class C(b)(c)	1M CME TERM SOFR + 2.64%	07/15/27	13,200,000	13,230,360
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class A10(c)	4.15%	08/05/34	2,764,207	2,706,988
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class B10(c)	4.90%	08/05/34	4,250,000	3,983,525
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class D(b)(c)	1M CME TERM SOFR + 3.44%	09/15/26	12,900,000	12,915,480
INTOWN Mortgage Trust, Series 2025-STAY, Class C(b)(c)	1M CME TERM SOFR + 2.25%	03/15/27	10,000,000	10,000,000
INTOWN Mortgage Trust, Series 2025-STAY, Class D(b)(c)	1M CME TERM SOFR + 2.85%	03/15/27	28,000,000	28,000,000
INTOWN Mortgage Trust, Series 2025-STAY, Class E(b)(c)	1M CME TERM SOFR + 3.85%	03/15/27	18,370,000	18,370,000
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class B(b)(c)	1M CME TERM SOFR + 1.36%	04/15/27	12,210,574	12,111,669
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class D(b)(c)	1M CME TERM SOFR + 2.42%	04/15/27	6,171,036	6,095,132
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BHR5, Class C(b)(c)	1M CME TERM SOFR + 2.54%	03/15/30	3,040,000	3,047,600

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2026	9

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Commercial MBS (continued)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Series 2007-LD12, Class AJ(b)	6.35%	02/15/51	$700,350	$699,089
JPMCC Multifamily Housing Mortgage Loan Trust, Series 2025-Q032, Class C(b)(c)	6.50%	10/25/29	8,641,789	8,477,595
JW Commercial Mortgage Trust, Series 2024-MRCO, Class D(b)(c)	1M CME TERM SOFR + 3.19%	06/15/26	10,000,000	10,000,000
JW Commercial Mortgage Trust, Series 2026-MRCO, Class A(b)(c)	1M CME TERM SOFR + 1.50%	05/15/28	5,000,000	5,000,000
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust, Series 2024-LGND, Class D(c)(d)	7.79%	11/05/27	5,401,000	5,424,764
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust, Series 2024-LGND, Class E(c)(d)	8.76%	11/05/27	9,140,000	9,179,302
LQR Trust, Series 2025-CALI, Class D(b)	1M CME TERM SOFR + 3.00%	01/15/28	1,250,000	1,252,000
MAC Trust, Series 2025-801B, Class A(b)(c)	1M CME TERM SOFR + 1.70%	10/15/27	12,500,000	12,530,000
MAC Trust, Series 2025-801B, Class B(b)(c)	1M CME TERM SOFR + 2.15%	10/15/27	12,200,000	12,229,280
MAC Trust, Series 2025-801B, Class C(b)(c)	1M CME TERM SOFR + 2.70%	10/15/27	7,300,000	7,325,550
MAD Commercial Mortgage Trust, Series 2025-11MD, Class D(b)(c)	6.57%	10/15/30	14,469,000	14,622,371
MCR Mortgage Trust, Series 2024-TWA, Class E(c)	8.72%	06/12/27	25,695,000	25,859,448
Merchants Bank of Indiana Multifamily Housing Mortgage Loan Trust, Series 2024-Q025, Class B(b)	30D US SOFR + 3.85%	12/25/30	15,239,488	15,323,305
MLTI Trust, Series 2026-SF75, Class E(b)(c)	1M CME TERM SOFR + 3.25%	03/15/28	21,284,000	21,275,486
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class G(c)	2.72%	12/15/36	8,944,000	4,960,534
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class F(b)(c)	1M US SOFR + 5.29%	03/15/27	5,000,000	5,001,500
Multifamily Connecticut Avenue Securities Trust, Series 2023-01, Class M10(b)(c)	30D US SOFR + 6.50%	02/25/32	5,000,000	5,685,500
Multifamily Connecticut Avenue Securities Trust, Series 2024-01, Class M10(b)(c)	30D US SOFR + 3.85%	07/25/54	1,400,000	1,467,760
Multifamily Connecticut Avenue Securities, Series 2019-01, Class M10(b)(c)	30D US SOFR + 3.36%	10/25/49	1,419,126	1,430,905
Multifamily Connecticut Avenue Securities, Series 2020-01, Class M10(b)(c)	30D US SOFR + 3.86%	03/25/50	11,021,255	11,166,736
ORL Trust, Series 2024-GLKS, Class C(b)(c)	1M CME TERM SOFR + 2.29%	12/15/29	1,775,000	1,782,100
PGA Trust, Series 2024-RSR2, Class B(b)(c)	1M CME TERM SOFR + 2.39%	06/15/26	4,910,000	4,911,473
PRM7 Trust, Series 2025-PRM7, Class D(b)(c)	5.66%	11/10/30	6,020,000	5,971,840
RFM Reremic Trust, Series 2022-FRR1, Class CK55(c)(h)	0.00%	03/28/49	15,460,000	15,371,878
SB Multifamily Repack Trust, Series 2020-FRR1, Class A(c)	5.60%	05/27/26	6,440,274	6,388,108
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class E(b)(c)	1M CME TERM SOFR + 2.75%	08/15/27	2,700,000	2,705,130
SCG Trust, Series 2025-SNIP, Class D(b)(c)	1M CME TERM SOFR + 2.60%	09/15/27	2,460,000	2,474,514
SELF Commercial Mortgage Trust, Series 2024-STRG, Class C(b)(c)	1M CME TERM SOFR + 2.44%	11/15/26	623,000	624,433
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1(b)(c)	3.87%	01/05/35	6,497,500	5,669,718
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2A(b)(c)	3.66%	01/05/35	3,195,000	2,801,057
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B(b)(c)	4.14%	01/05/35	14,945,000	13,087,337
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B(b)(c)	4.39%	01/05/35	4,991,000	4,224,382

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

10	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Commercial MBS (continued)
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class C(b)(c)	4.39%	01/05/35	$8,133,239	$6,365,073
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class D(b)(c)	4.39%	01/05/35	8,100,000	5,873,310
SLG Office Trust, Series 2021-OVA, Class F(c)	2.85%	07/15/31	9,500,000	7,892,600
SMR Mortgage Trust, Series 2022-IND, Class C(b)(c)	1M CME TERM SOFR + 2.95%	02/15/39	3,943,788	3,946,943
SMR Mortgage Trust, Series 2022-IND, Class D(b)(c)	1M CME TERM SOFR + 3.95%	02/15/39	5,046,282	5,050,319
SMR Mortgage Trust, Series 2022-IND, Class E(b)(c)	1M CME TERM SOFR + 5.00%	02/15/39	10,287,350	10,295,580
SREIT Trust, Series 2021-MFP2, Class G(b)(c)	1M CME TERM SOFR + 3.08%	11/15/36	3,024,000	3,022,790
THPT Mortgage Trust, Series 2023-THL, Class C(b)(c)	8.53%	12/10/26	4,844,448	4,872,061
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M6(b)(c)	6.79%	10/29/29	835,532	675,330
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5(b)(c)	4.93%	03/25/27	199,899	174,787
Velocity Commercial Capital Loan Trust, Series 2021-1, Class M6(b)(c)	5.03%	03/25/31	1,407,374	858,515
Velocity Commercial Capital Loan Trust, Series 2021-2, Class M1(b)(c)	1.82%	09/25/28	1,492,853	1,234,630
Velocity Commercial Capital Loan Trust, Series 2021-3, Class M6(b)(c)	5.03%	11/25/31	576,875	449,384
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M5(b)(c)	5.82%	06/25/32	3,033,291	2,440,996
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M6(b)(c)	5.82%	08/25/33	1,132,369	843,910
Velocity Commercial Capital Loan Trust, Series 2022-2, Class M5(b)(c)	5.72%	04/25/52	2,907,398	2,310,218
Velocity Commercial Capital Loan Trust, Series 2023-2, Class M4(b)(c)	10.41%	10/25/34	3,103,930	3,229,930
Velocity Commercial Capital Loan Trust, Series 2023-3, Class M4(b)(c)	10.63%	08/25/53	3,102,297	3,224,627
Velocity Commercial Capital Loan Trust, Series 2024-2, Class M4(b)(c)	10.72%	04/25/54	4,305,540	4,522,387
WB Commercial Mortgage Trust, Series 2024-HQ, Class C(b)(c)	7.13%	03/15/28	8,500,000	8,483,000
Wells Fargo Commercial Mortgage Trust, Series 2025-B33RP, Class C(b)(c)	1M CME TERM SOFR + 2.00%	08/15/27	6,000,000	6,006,600
Wells Fargo Commercial Mortgage Trust, Series 2025-B33RP, Class D(b)(c)	1M CME TERM SOFR + 2.50%	08/15/27	3,600,000	3,603,960
Wells Fargo Commercial Mortgage Trust, Series 2025-B33RP, Class E(b)(c)	1M CME TERM SOFR + 3.50%	08/15/27	15,900,000	15,917,490
Wells Fargo Commercial Mortgage Trust, Series 2025-HI, Class C(b)(c)	1M CME TERM SOFR + 2.6996%	10/15/27	21,500,000	21,450,550
Wells Fargo Commercial Mortgage Trust, Series 2026-1250B, Class C(b)(c)	5.41%	03/10/29	7,500,000	7,413,750
Wells Fargo Commercial Mortgage Trust, Series 2026-1250B, Class D(b)(c)	6.38%	03/10/29	5,441,000	5,420,324
Total Commercial MBS				1,003,573,887

Other (0.06%)
Countrywide Alternative Loan, Series 2007-17CB, Class A6(b)	4.29%	08/25/37	6,389,518	2,606,865
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,050,556,211)				1,006,180,752

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2026	11

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS (0.10%)
REITS (0.10%)
PennyMac Corp.	8.50%	06/01/29	$3,000,000	$3,134,410
Redwood Trust, Inc.	7.75%	06/15/27	1,000,000	1,020,500
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $3,920,547)				4,154,910

CORPORATE BONDS (0.32%)
Diversified Financial Services (0.12%)
GKN Subordinated CTL Pass-Through Trust/Auburn MI(b)(c)	0.00%	03/15/30	7,076,849	4,827,827

Software (0.20%)
Pagaya US Holdings Co. LLC(c)	8.87%	08/01/30	10,400,000	8,099,052
TOTAL CORPORATE BONDS
(Cost $13,092,416)				12,926,879

GOVERNMENT BONDS (9.49%)
Sovereign (9.49%)
U.S. Treasury Bond	4.25%	05/15/35	34,000,000	33,747,656
U.S. Treasury Note	3.88%	08/15/34	250,000,000	242,636,725
U.S. Treasury Note(i)	4.62%	02/15/35	100,000,000	102,125,000
TOTAL GOVERNMENT BONDS
(Cost $383,463,920)				378,509,381

LOANS (2.39%)
Corporate Loans (0.47%)
FAT Brands - DIP(e)(f)(j)	12% PIK	12/31/49	5,683,634	5,683,634
FAT Brands - New Money(e)(f)(j)	12% PIK	12/31/49	3,412,287	3,412,287
Twin Hospitality I, LLC - DIP(b)(f)	12.00%	12/31/49	6,148,008	6,148,008
Twin Hospitality I, LLC - New Money(b)(f)	12.00%	12/31/49	3,691,084	3,691,084
Total Corporate Loans				18,935,013

Financials (0.70%)
Center Street RTL Loans(b)(k)(l)	10.15%	08/21/26	20,743,590	20,718,543
HPEF Equipment Loans(b)	14%	12/31/30	7,160,872	7,157,582
Total Financials				27,876,125

Mortgage Securities (1.22%)
Churchill RTL Loans(b)(m)	7.69%	01/01/29	20,805,728	20,725,454
Copper Hill Sportsmans RT(b)	7.15%	02/01/27	6,758,557	6,714,204
EMCAP RTL Loans(b)(n)	9.30%	06/01/27	3,714,426	3,709,724
Kerrville Portfolio(b)	6.80%	04/01/31	6,741,000	6,721,451
Sterling Capital RTL Loans(b)(o)	9.00%	02/01/28	4,683,355	4,665,285
Woodlawn Apartments(b)	6.38%	04/01/31	6,018,000	5,928,934

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

12	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Mortgage Securities (continued)
Total Mortgage Securities				$48,465,052

TOTAL LOANS
(Cost $94,589,823)				95,276,190

RESIDENTIAL MORTGAGE-BACKED SECURITIES (29.00%)
Home Equity (1.15%)
FIGRE Trust, Series 2024-HE4, Class D(b)(c)	5.92%	09/25/54	$2,000,000	1,989,190
FIGRE Trust, Series 2024-HE4, Class E(b)(c)	6.81%	09/25/54	1,000,000	998,060
FIGRE Trust, Series 2025-FL1, Class A1(c)(d)	5.26%	07/25/55	4,734,064	4,732,156
FIGRE Trust, Series 2025-FL1, Class A2(c)(d)	5.47%	07/25/55	5,325,822	5,314,930
FIGRE Trust, Series 2025-HE3, Class B(b)(c)	5.71%	05/25/55	2,374,134	2,376,114
FIGRE Trust, Series 2025-HE4, Class C(b)(c)	5.71%	07/25/55	2,793,517	2,790,798
FIGRE Trust, Series 2025-HE6, Class A(b)(c)	5.04%	09/25/55	15,283,273	15,157,944
FIGRE Trust, Series 2025-PF2, Class A(b)(c)	5.02%	10/25/55	6,520,323	6,453,204
FIGRE Trust, Series 2025-PF2, Class B(b)(c)	5.12%	10/25/55	2,173,441	2,144,994
FIGRE Trust, Series 2025-PF2, Class C(b)(c)	5.22%	10/25/55	1,999,566	1,970,701
FIGRE Trust, Series 2025-PF2, Class D(b)(c)	6.14%	10/25/55	2,100,000	2,079,970
Total Home Equity				46,008,061

WL Collateral CMO (27.64%)
A&D Mortgage Trust, Series 2023-NQM4, Class A3(c)(d)	8.10%	10/25/27	1,502,041	1,513,294
A&D Mortgage Trust, Series 2023-NQM5, Class B1(b)(c)	8.07%	11/25/68	3,000,000	3,026,210
A&D Mortgage Trust, Series 2024-NQM4, Class A3(c)(d)	5.82%	08/25/69	3,800,237	3,804,871
A&D Mortgage Trust, Series 2024-NQM4, Class B1B(b)(c)	7.96%	08/25/69	2,572,667	2,607,218
A&D Mortgage Trust, Series 2024-NQM4, Class M1(b)(c)	5.93%	08/25/69	6,800,000	6,759,896
A&D Mortgage Trust, Series 2025-NQM2, Class A2(c)(d)	5.94%	05/25/29	1,695,589	1,704,340
A&D Mortgage Trust, Series 2025-NQM3, Class A1(c)(d)	5.37%	08/25/70	7,857,584	7,871,749
A&D Mortgage Trust, Series 2025-NQM4, Class A1(c)(d)	5.22%	09/25/29	10,327,917	10,322,824
A&D Mortgage Trust, Series 2025-NQM4, Class A1B(c)(d)	5.22%	09/25/29	8,450,012	8,429,683
A&D Mortgage Trust, Series 2025-NQM4, Class A2(c)(d)	5.48%	09/25/29	5,216,537	5,207,205
A&D Mortgage Trust, Series 2025-NQM4, Class A3(c)(d)	5.73%	09/25/29	23,472,540	23,455,794
A&D Mortgage Trust, Series 2025-NQM5, Class M1(b)(c)	5.89%	11/25/29	1,650,000	1,628,833
A&D Mortgage Trust, Series 2026-NQM1, Class A3(c)(d)	5.26%	01/25/30	6,868,717	6,787,136
A&D Mortgage Trust, Series 2026-NQM1, Class B1(b)(c)	6.52%	01/25/30	2,700,000	2,633,826
A&D Mortgage Trust, Series 2026-NQM1, Class M1(b)(c)	5.80%	01/25/30	5,000,000	4,917,656
A&D Mortgage Trust, Series 2026-NQM2, Class A1(b)(c)	4.81%	03/25/71	17,801,068	17,630,571
ADMT, Series 2024-NQM6, Class A3(c)(d)	6.07%	01/25/70	3,173,699	3,188,014
ADMT, Series 2024-NQM6, Class M1(b)(c)	6.57%	01/25/70	5,000,000	5,025,926
AlphaFlow Transitional Mortgage Trust, Series 2021-WL1, Class A2(c)(d)	5.61%	07/25/26	173,893	6,479
Alternative Loan Trust, Series 2006-18CB, Class A1(b)	1M CME TERM SOFR + 0.59%	07/25/36	8,778,385	3,271,402
Alternative Loan Trust, Series 2006-24CB, Class A19(b)	1M CME TERM SOFR + 0.62%	08/25/36	2,258,449	900,715
Alternative Loan Trust, Series 2006-24CB, Class A5(b)	1M CME TERM SOFR + 0.71%	08/25/36	4,894,331	1,986,318
Alternative Loan Trust, Series 2006-6CB, Class 2A1(b)	1M CME TERM SOFR + 0.81%	05/25/36	9,895,196	2,650,574
Alternative Loan Trust, Series 2007-5CB, Class 1A19(b)	1M CME TERM SOFR + 0.56%	04/25/37	7,701,734	2,782,201
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2(d)	6.75%	12/25/36	7,622,690	2,281,778
Anchor Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	6.36%	11/25/27	3,400,000	3,400,701
Anchor Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)	7.97%	11/25/27	1,600,000	1,604,440
Angel Oak Mortgage Trust, Series 2019-6, Class B1(b)(c)	3.94%	11/25/59	2,000,000	1,940,286

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2026	13

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
WL Collateral CMO (continued)
Angel Oak Mortgage Trust, Series 2020-R1, Class A1(b)(c)	0.99%	04/25/53	$1,038,580	$996,833
Angel Oak Mortgage Trust, Series 2021-6, Class A1(b)(c)	1.46%	09/25/66	15,266,473	12,887,579
Angel Oak Mortgage Trust, Series 2021-7, Class A1(b)(c)	1.98%	10/25/66	14,139,830	12,380,209
Archwest Mortgage Trust, Series 2026-RTL1, Class M1(b)(c)	6.99%	04/25/41	2,000,000	1,998,181
Arixa Mortgage Trust, Series 2025-RTL1, Class A1(c)(d)	5.73%	02/25/28	21,000,000	21,044,125
Banc of America Funding , Series 2015-R2, Class 9A2(c)(d)	4.56%	07/27/27	9,145,886	8,443,614
Banc of America Funding 2006 8T2 Trust, Series 2006-8T2, Class A6(d)	6.55%	10/25/36	1,587,901	1,408,886
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A2(b)(c)	1.98%	09/25/51	801,461	735,179
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3(b)(c)	2.19%	09/25/51	2,532,618	2,333,496
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class M1(b)(c)	5.48%	02/25/30	6,000,000	5,858,087
BCAP LLC-I Trust, Series 2010-RR5, Class 2A10(b)(c)	6.10%	04/26/37	8,307,574	3,966,033
Bear Stearns Mortgage Funding Trust, Series 2007-AR2, Class A2(b)	1M CME TERM SOFR + 0.51%	03/25/37	5,225,533	4,702,389
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 1A2(b)	1M CME TERM SOFR + 0.59%	04/25/37	2,270,563	2,123,808
BINOM Securitization Trust, Series 2021-INV1, Class A1(b)(c)	2.03%	06/25/56	14,330,127	13,229,132
Boston Lending Trust, Series 2022-1, Class M2(b)(c)(e)	2.75% PIK	02/25/27	2,807,848	2,667,736
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1(b)(c)	0.94%	02/25/49	1,546,469	1,481,944
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A3(b)(c)	1.33%	02/25/49	493,367	473,346
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1(b)(c)	0.97%	03/25/60	2,646,607	2,617,319
Cardinal Mortgage Trust, Series 2025-RTL1, Class A1(c)(d)	5.59%	05/25/28	20,000,000	19,967,554
Cardinal Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	6.76%	05/25/28	6,000,000	5,980,483
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A2(c)(d)	8.33%	05/25/27	10,526,000	10,629,518
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2026-RTL1, Class A1(c)(d)	5.37%	07/25/28	32,500,000	32,314,461
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2026-RTL1, Class A2(c)(d)	6.41%	07/25/28	3,000,000	2,977,803
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2026-RTL1, Class M(c)(d)	8.54%	07/25/28	1,900,000	1,886,400
CHNGE Mortgage Trust, Series 2022-1, Class A1(b)(c)	4.01%	01/25/67	7,038,601	6,753,343
CHNGE Mortgage Trust, Series 2023-2, Class A1(c)(d)	6.52%	05/25/27	505,007	504,143
CHNGE Mortgage Trust, Series 2023-3, Class A1(c)(d)	7.10%	06/25/27	1,910,012	1,907,654
CHNGE Mortgage Trust, Series 2023-4, Class A1(c)(d)	7.57%	09/25/58	3,076,036	3,086,583
CIM Trust, Series 2025-NR1, Class A1(c)(d)	5.00%	06/25/64	17,663,520	17,306,097
Citigroup Mortgage Loan Trust, Series 2025-LTV1, Class A1(b)(c)	5.24%	11/25/29	8,371,743	8,373,786
COLTMortgage Pass-Through Certificates, Series 2021-1R, Class A3(b)(c)	1.42%	05/25/65	1,939,160	1,794,604
Cross Mortgage Trust, Series 2023-H1, Class B1(b)(c)	8.27%	03/25/68	3,000,000	3,001,992
Cross Mortgage Trust, Series 2024-H6, Class B1A(b)(c)	6.63%	09/25/69	1,079,000	1,075,863
Cross Mortgage Trust, Series 2025-CES1, Class A1A(c)(d)	5.30%	10/25/29	3,998,021	3,997,944
CSMC, Series 2021-NQM2, Class A1(b)(c)	1.18%	02/25/66	4,942,568	4,408,631
CSMC, Series 2021-NQM2, Class A3(b)(c)	1.54%	02/25/66	2,507,564	2,263,871
CSMC, Series 2021-NQM3, Class A1(b)(c)	1.01%	04/25/66	3,017,133	2,679,315
CSMC, Series 2021-NQM3, Class A3(b)(c)	1.63%	04/25/66	988,942	888,920
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3(b)(c)	1.13%	05/25/65	809,843	790,890
Deephaven Residential Mortgage Trust, Series 2021-2, Class A2(b)(c)	1.21%	04/25/66	1,288,651	1,159,282
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1(b)(c)	1.19%	08/25/66	2,480,161	2,181,265
Dominion Mortgage Trust, Series 2025-RTL1, Class A2(b)(c)(d)	8.02%	09/25/27	4,000,000	4,041,816

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

14	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
WL Collateral CMO (continued)
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A(b)	1M CME TERM SOFR + 0.31%	10/19/36	$18,049,456	$12,186,160
Easy Street Mortgage Loan Trust, Series 2025-RTL2, Class A1(c)(d)	5.61%	11/25/27	14,000,000	13,975,477
Easy Street Mortgage Loan Trust, Series 2025-RTL2, Class A2(c)(d)	7.16%	11/25/27	3,600,000	3,583,527
EFMT, Series 2025-RTL1, Class M1(b)(c)	6.39%	05/25/28	2,000,000	1,990,509
Ellington Financial Mortgage Trust, Series 2021-3, Class A1(b)(c)	1.24%	09/25/66	3,570,276	2,995,708
Ellington Financial Mortgage Trust, Series 2021-3, Class A3(b)(c)	1.55%	09/25/66	857,440	727,467
GCAT , Series 2021-NQM3, Class A1(b)(c)	1.09%	05/25/66	4,193,111	3,711,885
GCAT , Series 2021-NQM3, Class A3(b)(c)	1.50%	05/25/66	3,014,704	2,688,659
GCAT, Series 2021-NQM4, Class A1(b)(c)	1.09%	08/25/66	502,042	423,732
GS Mortgage-Backed Securities Trust 2022-LTV2, Series 2022-MM1, Class A2(b)(c)	2.50%	07/25/52	13,496,738	11,155,898
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class B2(b)(c)	4.21%	07/25/61	1,000,000	833,880
GS Mortgage-Backed Securities Trust, Series 2022-GR2, Class A2(b)(c)	3.00%	08/26/52	20,240,125	17,479,247
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A6(b)(c)	3.00%	01/25/43	7,485,742	6,445,926
GS Mortgage-Backed Securities Trust, Series 2025-DSC2, Class A3(c)(d)	5.49%	10/25/29	13,948,098	13,946,894
GS Mortgage-Backed Securities Trust, Series 2025-DSC2, Class M1(b)(c)	5.79%	10/25/29	3,856,000	3,830,171
GS Mortgage-Backed Securities Trust, Series 2026-HE1, Class M1(b)(c)	30D US SOFR + 1.90%	03/25/66	4,464,000	4,463,985
GS Mortgage-Backed Securities Trust, Series 2026-R1, Class A1(c)(d)	5.53%	03/25/30	6,747,001	6,767,854
HarborView Mortgage Loan Trust, Series 2006-4, Class 1A2A(b)	1M CME TERM SOFR + 0.49%	05/19/46	14,726,419	7,361,458
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class A1(b)(c)	1.38%	10/25/55	2,908,663	2,788,469
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class B1(b)(c)	8.06%	02/25/68	4,500,000	4,516,678
J.P. Morgan Mortgage Trust, Series 2022-6, Class A3(b)(c)	3.00%	07/25/42	11,004,891	9,476,243
JP Morgan Mortgage Trust, Series 2024-7, Class A3(b)(c)	3.00%	04/25/53	13,300,312	11,452,816
JP Morgan Mortgage Trust, Series 2025-NQM4, Class M1B(b)(c)	5.99%	10/25/29	1,500,000	1,485,525
JP Morgan Mortgage Trust, Series 2025-NQM5, Class M1A(b)(c)	5.67%	12/25/29	2,742,000	2,716,458
JP Morgan Mortgage Trust, Series 2026-NQM2, Class A3(c)(d)	5.71%	09/25/66	2,000,000	1,996,405
JP Morgan Resecuritization Trust, Series 2015-1, Class 4A2(b)(c)	3.72%	09/27/36	7,475,689	7,004,855
Lehman Mortgage Trust, Series 2006-7, Class 3A1(b)	1M CME TERM SOFR + 0.46%	11/25/36	34,355,661	3,794,390
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)	1M CME TERM SOFR + 0.71%	01/25/37	1,587,764	822,768
Lehman Mortgage Trust, Series 2007-2, Class 2A1(b)	1M CME TERM SOFR + 0.42%	02/25/37	25,019,752	4,472,286
Lehman XS Trust, Series 2007-6, Class 3A31(d)	4.20%	05/25/37	2,814,781	2,579,704
Lehman XS Trust, Series 2007-6, Class 3A32(b)	1M CME TERM SOFR + 0.61%	05/25/37	5,970,257	5,542,178
LHOME Mortgage Trust, Series 2024-RTL2, Class A1(c)(d)	7.13%	10/25/26	18,306,000	18,328,183
LHOME Mortgage Trust, Series 2024-RTL2, Class A2(c)(d)	8.90%	10/25/26	4,100,000	4,107,836
LHOME Mortgage Trust, Series 2024-RTL3, Class A1(c)(d)	6.90%	12/25/26	10,636,000	10,674,639
LHOME Mortgage Trust, Series 2024-RTL3, Class A2(c)(d)	8.37%	12/25/26	10,500,000	10,556,538
LHOME Mortgage Trust, Series 2024-RTL3, Class M(c)(d)	10.73%	12/25/26	1,250,000	1,254,776
LHOME Mortgage Trust, Series 2024-RTL4, Class M1(b)(c)	7.79%	01/25/27	2,000,000	2,010,956

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2026	15

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
WL Collateral CMO (continued)
LHOME Mortgage Trust, Series 2024-RTL5, Class M1(b)(c)	6.82%	09/25/39	$9,400,000	$9,434,215
LHOME Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)	7.02%	01/25/40	6,000,000	6,045,488
LHOME Mortgage Trust, Series 2025-RTL3, Class M1(b)(c)	6.89%	02/25/28	2,500,000	2,523,067
LHOME Mortgage Trust, Series 2026-RTL1, Class M1(b)(c)	5.99%	07/25/28	5,400,000	5,343,731
LHOME Mortgage Trust, Series 2026-RTL1, Class M2(b)(c)	7.69%	07/25/28	1,400,000	1,393,205
Magen Capital Group Trust, Series 2026-RTL1, Class A1(c)(d)	5.90%	09/25/28	14,000,000	14,025,004
Magen Capital Group Trust, Series 2026-RTL1, Class A2(c)(d)	7.46%	09/25/28	10,000,000	10,017,790
Magen Capital Group Trust, Series 2026-RTL1, Class M(c)(d)	9.05%	09/25/28	2,500,000	2,504,503
Mello Mortgage Capital Acceptance, Series 2021-INV1, Class A3(b)(c)	2.50%	05/25/43	10,879,183	8,971,926
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class 1A10(b)	1M CME TERM SOFR + 0.46%	05/25/37	15,838,244	2,355,956
MFA , Series 2021-INV2, Class A1(b)(c)	1.91%	11/25/56	2,005,108	1,827,501
MFA , Series 2021-NQM1, Class A2(b)(c)	1.38%	04/25/65	1,111,082	1,056,726
MFA , Series 2021-NQM1, Class A3(b)(c)	1.64%	04/25/65	2,276,230	2,169,604
MFA , Series 2024-RTL3, Class A2(c)(d)	6.54%	05/25/28	1,600,000	1,606,077
Morgan Stanley Residential Mortgage Loan Trust, Series
2025-NQM8, Class A2(c)(d)	5.21%	10/25/29	3,488,807	3,469,931
NMLT , Series 2021-INV1, Class A1(b)(c)	1.18%	05/25/56	1,197,678	1,056,600
Nomura Resecuritization Trust, Series 2014-8R, Class 1A2(b)(c)	4.35%	10/26/36	1,777,562	1,735,779
OBX , Series 2020-EXP2, Class A3(b)(c)	2.50%	05/25/60	8,702,993	7,368,746
OBX , Series 2022-J2, Class A2(b)(c)	3.00%	08/25/52	7,308,156	6,311,279
OBX, Series 2023-INV1, Class A1(b)(c)	3.00%	01/25/52	17,995,415	15,540,729
PRKCM , Series 2021-AFC1, Class A1(b)(c)	1.51%	08/25/56	10,055,963	8,517,618
PRKCM , Series 2023-AFC1, Class A3(c)(d)	7.30%	02/25/27	679,863	678,840
PRMI Securitization Trust, Series 2025-CMG1, Class A1S(b)(c)	30D US SOFR + 1.70%	01/25/32	13,225,000	13,145,676
PRMI Securitization Trust, Series 2025-CMG1, Class M1(b)(c)	30D US SOFR + 2.80%	01/25/32	1,996,000	1,982,734
PRPM LLC, Series 2025-2, Class A1(c)(d)	6.47%	05/25/30	5,934,779	5,925,580
PRPM LLC, Series 2025-5, Class A1(c)(d)	5.73%	07/25/28	13,417,709	13,380,598
PRPM LLC, Series 2025-5, Class A2(c)(d)	8.57%	07/25/28	4,072,000	4,061,646
PRPM LLC, Series 2025-6, Class A1(c)(d)	5.77%	08/25/28	17,695,585	17,654,581
PRPM LLC, Series 2025-6, Class A2(c)(d)	8.37%	08/25/28	4,400,000	4,399,316
PRPM LLC, Series 2026-1, Class A2(c)(d)	6.47%	02/25/31	3,000,000	2,947,525
PRPM LLC, Series 2026-3, Class A1(c)(d)	5.96%	04/25/29	12,384,000	12,378,706
PRPM, Series 2025-3, Class A1(c)(d)	6.25%	05/25/28	19,736,130	19,705,539
Rain City Mortgage Trust, Series 2024-RTL1, Class A2(b)(c)(d)	8.02%	04/25/27	10,000,000	10,035,279
RALI, Series 2006-QS2, Class 1A14(b)	1M CME TERM SOFR + 0.81%	02/25/36	4,235,657	3,316,245
RALI, Series 2006-QS4, Class A5(b)	1M CME TERM SOFR + 0.61%	04/25/36	1,335,639	1,008,083
RALI, Series 2007-QO5, Class A(b)	12M US FED + 3.12%	08/25/47	9,462,102	1,243,037
RALI, Series 2007-QS7, Class 2A1	6.75%	06/25/37	27,909,095	10,675,592
RBSSP Resecuritization Trust, Series 2009-7, Class 5A3(b)(c)	1M CME TERM SOFR + 0.51%	06/26/37	2,777,890	2,024,030
Residential Asset Securitization Trust, Series 2006-R1, Class A2(b)	1M CME TERM SOFR + 0.51%	01/25/46	9,872,232	2,671,581
Residential Asset Securitization Trust, Series 2007-A1, Class A1	6.00%	03/25/37	3,486,435	1,122,548
Residential Asset Securitization Trust, Series 2007-A1, Class A3(b)	1M CME TERM SOFR + 0.71%	03/25/37	30,467,052	7,300,832
Residential Asset Securitization Trust, Series 2007-A1, Class A9	5.75%	03/25/37	4,623,837	1,480,728
Residential Mortgage Loan Trust, Series 2020-1, Class A3(b)(c)	2.68%	01/26/60	29,236	29,143
RMF Proprietary Issuance Trust, Series 2022-1, Class M2(b)(c)	3.00%	01/25/28	5,000,000	4,471,500
Roc Mortgage Trust, Series 2021-RTL1, Class M(b)(c)	6.68%	08/25/26	6,424,971	6,099,520
SAIF Securitization Trust, Series 2024-CES1, Class A1(c)(d)	5.96%	08/25/28	8,198,246	8,240,869
SAIF Securitization Trust, Series 2024-CES1, Class A3(c)(d)	6.33%	08/25/28	745,000	750,062

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

16	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
WL Collateral CMO (continued)
SAIF Securitization Trust, Series 2024-CES1, Class M1(c)(d)	6.73%	08/25/28	$3,036,000	$3,060,033
Saluda Grade Alternative Mortgage Trust, Series 2024-INV1, Class M1(b)(c)	6.60%	07/25/28	2,000,000	2,017,593
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1(c)(d)	7.50%	02/25/30	103,094	102,889
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1(c)(d)	7.76%	04/25/30	13,331,030	13,342,204
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL6, Class A1(c)(d)	7.44%	12/25/26	23,389,000	23,504,123
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL6, Class A2(c)(d)	8.68%	12/25/26	6,250,000	6,303,250
Saluda Grade Alternative Mortgage Trust, Series 2026-RTL7, Class A1(c)(d)	5.75%	03/25/31	12,000,000	11,888,908
Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class A2(c)(d)	5.93%	02/25/65	2,450,015	2,465,345
Santander Mortgage Asset Receivable Trust, Series 2025-NQM5, Class A1(b)(c)	5.06%	08/25/65	11,662,967	11,627,847
Santander Mortgage Asset Receivable Trust, Series 2026-NQM2, Class M1(b)(c)	5.69%	01/25/30	1,700,000	1,670,179
Sequoia Mortgage Trust, Series 2025-S1, Class A4(b)(c)	2.50%	11/25/37	9,774,432	8,679,195
SG Residential Mortgage Trust, Series 2021-2, Class A1(b)(c)	1.74%	12/25/61	13,609,133	11,630,576
SG Residential Mortgage Trust, Series 2025-1, Class A1(b)(c)	5.10%	12/25/29	4,883,762	4,867,909
SG Residential Mortgage Trust, Series 2026-2, Class A1(b)(c)	5.25%	03/25/30	13,974,823	13,973,255
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3(b)(c)	2.92%	09/27/49	628,710	625,414
Starwood Mortgage Residential Trust, Series 2021-2, Class A2(b)(c)	1.17%	05/25/65	354,490	344,706
Starwood Mortgage Residential Trust, Series 2021-2, Class A3(b)(c)	1.43%	05/25/65	432,305	420,830
Starwood Mortgage Residential Trust, Series 2021-5, Class A3(b)(c)	2.44%	09/25/66	5,564,348	4,959,762
Starwood Mortgage Residential Trust, Series 2022-1, Class A1(b)(c)	2.45%	12/25/66	5,001,628	4,505,853
Structured Asset Mortgage Investments II Trust, Series 2007-AR2, Class 1A2(b)	1M CME TERM SOFR + 0.49%	02/25/37	4,204,554	4,994,845
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2(c)(d)	7.57%	02/25/39	6,500,000	6,533,371
Toorak Mortgage Trust, Series 2024-RRTL1, Class M1(b)(c)	9.16%	02/25/39	4,000,000	4,030,243
Toorak Mortgage Trust, Series 2024-RRTL2, Class A2(c)(d)	5.90%	09/25/39	13,875,000	13,915,283
Toorak Mortgage Trust, Series 2024-RRTL2, Class M1(b)(c)	7.26%	09/25/39	6,000,000	6,034,212
Toorak Mortgage Trust, Series 2025-RRTL1, Class A2(c)(d)	6.16%	03/25/27	15,750,000	15,760,486
Toorak Mortgage Trust, Series 2025-RRTL1, Class M1(b)(c)	6.79%	03/25/27	4,000,000	4,018,640
TVC Mortgage Trust, Series 2024-RRTL1, Class A2(c)(d)	5.96%	02/25/27	2,000,000	2,004,197
TVC Mortgage Trust, Series 2026-RRTL1, Class M1(b)(c)	6.34%	07/25/28	2,500,000	2,486,907
TVC Mortgage Trust, Series 2026-RRTL1, Class M2(b)(c)	8.09%	07/25/28	1,000,000	999,220
Velocity Commercial Capital Loan Trust, Series 2025-RTL1, Class A2(c)(d)	8.52%	03/25/30	5,863,000	5,898,599
Verus Securitization Trust, Series 2021-R1, Class A1(b)(c)	0.82%	10/25/63	614,637	599,117
Verus Securitization Trust, Series 2021-R1, Class A2(b)(c)	1.06%	10/25/63	456,584	445,523
Verus Securitization Trust, Series 2021-R1, Class A3(b)(c)	1.26%	10/25/63	1,093,388	1,067,494
Verus Securitization Trust, Series 2021-R3, Class A1(b)(c)	1.02%	04/25/64	11,391,957	10,964,335
Verus Securitization Trust, Series 2021-R3, Class A2(b)(c)	1.28%	04/25/64	572,707	552,284
Verus Securitization Trust, Series 2021-R3, Class B2(b)(c)	4.07%	04/25/64	3,000,000	2,696,020
Verus Securitization Trust, Series 2022-1, Class A1(c)(d)	3.72%	01/25/67	4,508,231	4,248,490
Verus Securitization Trust, Series 2026-4, Class A2(c)(d)	5.32%	04/25/30	3,250,000	3,238,227
Verus Securitization Trust, Series 2026-4, Class A3(c)(d)	5.48%	04/25/30	4,000,000	3,985,623
Verus Securitization Trust, Series 2026-4, Class B1(b)(c)	6.67%	04/25/30	2,000,000	1,987,748
Vontive Mortgage Trust, Series 2025-RTL1, Class A1(c)(d)	6.51%	03/25/27	8,000,000	8,078,958
Vontive Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	8.01%	03/25/27	4,600,000	4,650,167

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2026	17

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
WL Collateral CMO (continued)
Total WL Collateral CMO				$1,101,995,319
WL Collateral PAC (0.21%)
Alternative Loan Trust, Series 2006-18CB, Class A7(b)	1M CME TERM SOFR + 0.46%	07/25/36	$23,238,393	8,475,388
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $1,182,566,593)				1,156,478,768

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (10.20%)
Money Market Fund (10.20%)
First American Government Obligations Fund, Class X	3.55%	406,470,172	406,470,172
JPMorgan US Treasury Plus Money Market Fund, Class Capital	3.52%	282,491	282,491
TOTAL SHORT TERM INVESTMENTS - COMMON SHARES
(Cost $406,752,663)			406,752,663

TOTAL INVESTMENTS (103.60%)
(Cost $4,220,827,037)			4,131,493,485

Liabilities in Excess of Other Assets (-3.60%)			(143,772,855)
NET ASSETS (100.00%)			$3,987,720,630

(a)	Perpetual maturity.
(b)	Floating or variable rate security. The Reference Rates are described below. Interest rate shown reflects the rate in effect at April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $3,059,091,257, which represents 76.72% of net assets as of April 30, 2026.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at April 30, 2026.
(e)	Paid in kind security which may pay interest in additional par.
(f)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(g)	Interest only securities.
(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	On April 30, 2026, securities valued at $101,919,555 were pledged as collateral for reverse repurchase agreements.
(j)	The borrowers consist of FAT Brands Royalty I, LLC, FAT Brands Fazoli’s Native I, LLC, and FAT Brands GFG Royalty I, LLC.
(k)	Security has associated unfunded commitments of $2,622,768.
(l)	The Fund’s interest in this loan are held through a wholly-owned LLC of the Fund.
(m)	Security has associated unfunded commitments of $13,625,680.
(n)	Security has associated unfunded commitments of $2,298,114.
(o)	Security has associated unfunded commitments of $902,195.

Investment Abbreviations:

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

FED - Federal Funds Rate

Reference Rates:

12M US FED - 12 Month US FED as of April 30, 2026 was 3.86%

1M US SOFR - 1 Month US SOFR as of April 30, 2026 was 3.65%

1M CME TERM SOFR - 1 Month CME SOFR as of April 30, 2026 was 3.65%

30D US SOFR - 30 Day US SOFR as of April 30, 2026 was 3.68%

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

18	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate*	Clearing House	Floating Rate	Expiration Date	Notional Amount**	Currency	Fixed Rate	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	Goldman Sachs & Co. LLC	1D US SOFR	5/25/2026	$20,000,000	USD	0.91%	$43,201	$43,201
Receive	Goldman Sachs & Co. LLC	1D US SOFR	8/5/2026	50,000,000	USD	0.73%	425,679	425,679
							$468,880	$468,880

Pay	Goldman Sachs & Co. LLC	1D US SOFR	1/22/2034	$13,256,000	USD	3.74%	$(90,104)	$(90,104)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	10/11/2034	21,500,000	USD	3.60%	(425,428)	(425,428)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	4/24/2033	35,542,920	USD	3.38%	(1,112,931)	(1,112,931)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	2/13/2034	26,664,000	USD	3.82%	(36,728)	(36,728)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	4/3/2033	34,745,115	USD	3.39%	(1,039,947)	(1,039,947)
							$(2,705,138)	$(2,705,138)
							$(2,236,258)	$(2,236,258)

*	The swap contracts with the floating 1D US SOFR pay and receive amounts annually.
**	The notional amount of each interest rate swap contract is stated in the currency in which the derivative is denominated.

REVERSE REPURCHASE AGREEMENTS

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount
Bank of America	3.80%	4/20/2026	5/4/2026	$100,000,000
				$100,000,000

All agreements can be terminated by either party or demand at value plus accrued interest.

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2026	19

Axonic Strategic Income Fund	Consolidated Statement of Assets and Liabilities

April 30, 2026 (Unaudited)

ASSETS:
Investments, at fair value (Cost $4,220,827,037)	$4,131,493,485
Receivable for investment securities sold	11,013,573
Interest receivable	13,570,912
Receivable for fund shares sold	18,006,049
Deposit held with broker for futures contracts	3,600,660
Deposit held with broker for interest rate swap contracts	8,168,002
Prepaid expenses and other assets	228,676
Total Assets	4,186,081,357

LIABILITIES:
Payable for investments purchased	54,219,910
Payable for reverse repurchase agreements (Cost 100,000,000)	100,000,000
Interest payable on loan	116,111
Income distribution payable	16,517,718
Unrealized depreciation on futures contracts	398,487
Accrued legal and audit fees payable	198,930
Due to Adviser	2,798,976
Accrued fund accounting and administration fees payable	1,577,623
Distribution and shareholder service fees payable	83,125
Accrued Chief Compliance Officer fee payable	2,597
Capital shares payable	20,131,813
Unrealized depreciation on interest rate swaps	2,236,258
Other payables and accrued expenses	79,179
Total Liabilities	198,360,727
Net Assets	$3,987,720,630

COMPOSITION OF NET ASSETS:
Paid-in capital	$4,109,410,032
Total distributable earnings (accumulated deficit)	(121,689,402)
Net Assets	$3,987,720,630

PRICING OF SHARES:
Class A
Net Assets	$130,841,969
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	14,995,618
Net Asset Value and redemption price per share	$8.73
Maximum Offering Price per Share (Including Maximum Sales Load of 2.25%)	$8.93
Class I
Net Assets	$3,856,878,661
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	433,435,589
Net Asset Value and redemption price per share	$8.90

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

20	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Statement of Operations

For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends	$6,196,240
Interest	116,525,434
Total Investment Income	122,721,674

EXPENSES:
Advisory fees	16,616,410
Audit and tax fees	28,646
Chief Compliance Officer fee	18,181
Custodian fees	118,511
Distribution fees
Class A	150,024
Fund accounting and administration fees	1,711,175
Insurance expenses	66,822
Interest on reverse repurchase agreements	1,538,656
Legal fees	343,004
Printing expenses	49,358
Registration expenses	113,327
Shareholder servicing fees
Class A	90,014
Transfer agent fees	184,121
Trustees’ fees and expenses	152,182
Other expenses	38,269
Total Expenses	21,218,700
Net Investment Income	101,502,974

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	3,383,029
Net realized gain on futures contracts	272,108
Net realized gain on interest rate swap contracts	918,713
Net change in unrealized (depreciation) on investments	(37,423,760)
Net change in unrealized appreciation on futures contracts	91,356
Net change in unrealized depreciation on interest rate swap	(3,267,289)
Net Realized and Unrealized Gain/(Loss) on Investments	(36,025,843)
Net Increase in Net Assets from Operations	$65,477,131

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2026	21

Axonic Strategic Income Fund	Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
FROM OPERATIONS:
Net investment income	$101,502,974	$198,674,716
Net realized gain/(loss)	4,573,850	(8,674,732)
Net change in unrealized appreciation/(depreciation)	(40,599,693)	33,850,187
Net Increase in Net Assets from Operations	65,477,131	223,850,171

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Class A	(2,892,359)	(6,098,301)
Class I	(100,946,428)	(223,405,089)
Decrease in Net Assets from Distributions to Shareholders	(103,838,787)	(229,503,390)

CAPITAL SHARE TRANSACTIONS:
Class A
Proceeds from sale of shares of beneficial interest	31,866,103	54,591,540
Distributions reinvested	1,477,284	4,725,463
Disbursements for redemption of shares of beneficial interest	(12,361,669)	(27,802,618)
Class I
Proceeds from sale of shares of beneficial interest	749,519,310	1,636,439,220
Distributions reinvested	61,431,276	165,247,291
Disbursements for redemption of shares of beneficial interest	(592,647,401)	(997,528,722)
Net Increase from Capital Share Transactions	239,284,903	835,672,174

Net Increase in Net Assets	200,923,247	830,018,955

NET ASSETS:
Beginning of period	3,786,797,383	2,956,778,428
End of period	$3,987,720,630	$3,786,797,383

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Class A
Beginning shares	12,602,511	9,018,504
Issued	3,634,397	6,203,488
Distributions reinvested	168,304	536,633
Redeemed	(1,409,594)	(3,156,114)
Net increase in capital shares	2,393,107	3,584,007
Ending shares	14,995,618	12,602,511
Class I
Beginning shares	409,132,869	319,345,016
Issued	83,765,650	182,634,586
Distributions reinvested	6,863,039	18,426,779
Redeemed	(66,325,969)	(111,273,512)
Net increase in capital shares	24,302,720	89,787,853
Ending shares	433,435,589	409,132,869

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

22	www.axonicfunds.com

Axonic Strategic Income Fund Class A	Consolidated Financial Highlights

For a Share Outstanding Throughout each Period Presented

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025		For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
OPERATING PERFORMANCE:
Net asset value - beginning of period	$8.81		$8.86		$8.67		$8.78		$9.94		$9.68
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.50		0.62		0.60		0.37		0.44
Net realized and unrealized gain/(loss) on investments	(0.09)		0.07		0.29		(0.16)		(0.90)		0.30	(b)
Total Income from Investment Operations	0.12		0.57		0.91		0.44		(0.53)		0.74

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.20)		(0.62)		(0.72)		(0.53)		(0.43)		(0.43)
From net realized gains	–		–		–		(0.02)		(0.20)		(0.05)
Total Distributions to Shareholders	(0.20)		(0.62)		(0.72)		(0.55)		(0.63)		(0.48)

Net asset value - end of period	$8.73		$8.81		$8.86		$8.67		$8.78		$9.94

Total Investment Return - Net Asset Value (c)	1.50	%(d)(e)	6.63	%(e)	10.93	%(e)	5.25	%(e)	(5.29	)%(e)	7.85	%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$130,842		$110,972		$79,893		$62,415		$44,534		$40,414

Including Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of expenses (f)	1.47%		1.42%		1.42%		1.42%		1.39%		1.60%
Ratio of expenses to average net assets including reimbursement and recoupment of expenses (f)	1.47%		1.42%		1.42%		1.44%		1.50%		1.50%
Excluding Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of expenses (f)	1.39	%(g)	1.40%		1.42%		1.42%		1.39%		1.60%
Ratio of expenses to average net assets including reimbursement and recoupment of expenses (f)	1.39	%(g)	1.40%		1.42%		1.44%		1.50%		1.50%
Ratio of net investment income to average net assets(f)	4.80	%(g)	5.65%		7.04%		6.90%		3.93%		4.40%
Portfolio turnover rate	32	%(d)	63%		72%		38%		32%		66%

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2026	23

Axonic Strategic Income Fund Class A	Consolidated Financial Highlights

For a Share Outstanding Throughout each Period Presented

(a)	Calculated using the average shares method.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.
(c)	During periods in which certain expenses were reimbursed, total returns would have been lower absent the expense limitation agreement. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(d)	Not annualized
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor’s results may vary based on a variety of factors and the timing of capital transactions.
(g)	Annualized

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

24	www.axonicfunds.com

Axonic Strategic Income Fund Class I	Consolidated Financial Highlights

For a Share Outstanding Throughout each Period Presented

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025		For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
OPERATING PERFORMANCE:
Net asset value - beginning of period	$8.98		$9.01		$8.79		$8.86		$9.99		$9.69
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.54		0.66		0.65		0.42		0.48
Net realized and unrealized gain/(loss) on investments	(0.09)		0.06		0.30		(0.15)		(0.92)		0.30	(b)
Total Income from Investment Operations	0.14		0.60		0.96		0.50		(0.50)		0.78

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.22)		(0.63)		(0.74)		(0.55)		(0.43)		(0.43)
From net realized gains	–		–		–		(0.02)		(0.20)		(0.05)
Total Distributions to Shareholders	(0.22)		(0.63)		(0.74)		(0.57)		(0.63)		(0.48)

Net asset value - end of period	$8.90		$8.98		$9.01		$8.79		$8.86		$9.99

Total Investment Return - Net Asset Value (c)	1.77	%(d)(e)	6.94	%(e)	11.31	%(e)	5.82	%(e)	(4.84	)%(e)	8.28	%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$3,856,879		$3,675,825		$2,876,885		$1,855,409		$1,313,775		$1,306,541

Including Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of expenses (f)	1.07%		1.02%		1.03%		1.02%		1.00%		1.02%
Ratio of expenses to average net assets including reimbursement and recoupment of expenses (f)	1.07%		1.02%		1.03%		1.02%		1.00%		1.04%
Excluding Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of expenses (f)	0.99	%(g)	1.01%		1.03%		1.02%		1.00%		1.02%
Ratio of expenses to average net assets including reimbursement and recoupment of expenses (f)	0.99	%(g)	1.01%		1.03%		1.02%		1.00%		1.04%
Ratio of net investment income to average net assets(f)	5.20	%(g)	6.08%		7.42%		7.31%		4.42%		4.87%
Portfolio turnover rate	32	%(d)	63%		72%		38%		32%		66%

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2026	25

Axonic Strategic Income Fund Class I	Consolidated Financial Highlights

For a Share Outstanding Throughout each Period Presented

(a)	Calculated using the average shares method.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.
(c)	During periods in which certain expenses were reimbursed, total returns would have been lower absent the expense limitation agreement. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(d)	Not annualized
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor’s results may vary based on a variety of factors and the timing of capital transactions.
(g)	Annualized

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

26	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

April 30, 2026 (Unaudited)

1. ORGANIZATION

Axonic Strategic Income Fund (the “Fund”), is a diversified series of the Axonic Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on October 17, 2019 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase) in Mortgage-Backed Securities (“MBS”) and other mortgage-related securities (such as CMOs), which the Fund treats as investments in a group of industries.

The Fund currently offers Class A and Class I shares. Class A shares commenced operations on July 17, 2020 and Class I commenced operations on December 31, 2019. Class A shares are offered subject to a maximum sales charge of 2.25%. Class I shares are offered at NAV and are not subject to sales charges. The Fund may offer additional classes of shares in the future.

The Fund’s assets may be invested in wholly-owned and controlled subsidiaries of the Fund, including Axonic Strategic Loan Funds LLC and AXSIX Lender LLC (the “Subsidiaries”). Both of the Subsidiaries have the same investment objective as the Fund and are Delaware limited liability companies. To the extent permitted by the 1940 Act, the Fund may make investments through the Subsidiaries, which are pass-through entities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.” The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of Subsidiaries – The consolidated financial statements include the financial position and the results of operations of the Fund and its Subsidiaries. As of April 30, 2026, the total value of investments held by the Subsidiaries is $20,718,543, or 0.52% of the Fund’s net assets.

All intercompany accounts and transactions have been eliminated in these consolidated financial statements.

Securities Valuation – The Fund values its investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator, at its discretion, may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day NAV of such fund.

Securities for which market prices are not “readily available” are valued in good faith by the Fund’s Adviser as “valuation designee” under the oversight of the Fund’s Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Fund’s Board. The Advisor may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Fund’s administrator. All fair valuation determinations shall be made by the Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Adviser. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Semi-Annual Report | April 30, 2026	27

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

April 30, 2026 (Unaudited)

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and/or dealers in those instruments recommended by the Adviser. Interest Rate Swaps are valued by an independent pricing service as approved by the Adviser. For centrally cleared swaps, the daily change in valuation and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing services or dealer quotations that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing services or dealers to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

28	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

April 30, 2026 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of April 30, 2026:

Investments in Securities at Fair Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$245,863	$–	$–	$245,863
Preferred Stocks	8,325,982	–	–	8,325,982
Asset-Backed Securities	–	1,009,339,132	53,302,965	1,062,642,097
Commercial Mortgage-Backed Securities	–	1,006,180,752	–	1,006,180,752
Convertible Corporate Bonds	–	4,154,910	–	4,154,910
Corporate Bonds	–	12,926,878	–	12,926,878
Government Bonds	–	378,509,381	–	378,509,381
Loans	–	76,341,177	18,935,013	95,276,190
Residential Mortgage-Backed Securities	–	1,156,478,768	–	1,156,478,768
Short Term Investments - Common Shares	406,752,663	–	–	406,752,663
Total	$415,324,508	$3,643,930,998	$72,237,978	$4,131,493,484
Derivative Instruments
Assets:
Interest Rate Swap Contracts	$–	$468,880	$–	$468,880
Liabilities:
Interest Rate Swap Contracts	$–	$(2,705,138)	$–	$(2,705,138)
Futures Contracts	(398,488)	–	–	(398,488)
Total	$(398,487)	$(2,236,258)	$–	$(2,634,745)

Semi-Annual Report | April 30, 2026	29

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

April 30, 2026 (Unaudited)

	Loans	Asset-Backed Securities	Total
Balance as of October 31, 2025	$–	$–	$–
Accrued discount/premium	–	–	–
Return of Capital	–	–	–
Realized Gain/(Loss)	–	–	–
Change in Unrealized Appreciation/(Depreciation)	–	–	–
Purchases	6,494,664	–	–
Sales Proceeds	–	–	–
Transfer into Level 3	12,440,349	53,302,965	72,237,978
Transfer out of Level 3	–	–	–
Balance as of April 30, 2026	$18,935,013	$53,302,965	$72,237,978
Net change in unrealized appreciation/(depreciation) included in the Consolidated Statements of Operations attributable to Level 3 investments held at April 30, 2026			$(7,428,952)

The table below provides additional information about Level 3 Fair Value Measurements as of April 30, 2026:

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs	Value/Range
Loans	$18,935,013	Discount Cash Flow Method	Discount Rate	20%
			EV/EBITDA	11.0x
Asset-Backed Securities	$53,302,965	Discount Cash Flow Method	Discount Rate	20%
			EV/EBITDA	11.0x

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of interest income.

Concentration of Credit Risk – The Fund places its cash with one banking institution, which is insured by Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Federal and Other Taxes – No provision for income taxes is included in the accompanying consolidated financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

30	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

April 30, 2026 (Unaudited)

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax provisions to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the consolidated financial statements.

As of and during the six months ended April 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Consolidated Statement of Operations. The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for all open tax years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders – Distributions from the Fund’s net investment income are accrued daily and typically paid monthly. However, there can be no assurances that the Fund will achieve any level of distribution to its Shareholders. The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. DERIVATIVE CONTRACTS

The Fund may transact in derivative transactions in connection with its investment activities. Such transactions are subject to interest risk, market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.

Swap Agreements: Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a futures commission merchant and centrally cleared or exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into or close out swap agreements.

The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.

Futures Contracts: Futures contracts are commitments to either purchase or sell a financial instrument or commodity at a future date for a specified price. Upon entering into futures contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent changes in market value of the contract (which may require additional margin to be deposited) are recorded for financial statement purposes as unrealized gains or losses.

Semi-Annual Report | April 30, 2026	31

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

April 30, 2026 (Unaudited)

The Fund may use futures contracts to hedge against changes in the value of financial instruments or changes in interest rates. Upon entering into such futures contracts, the Fund bears the risk of interest rates or financial instruments’ prices moving adversely to the positions. With futures, counterparty risk is mitigated as these contracts are exchange-traded and the exchange’s clearinghouse guarantees against non-performance by the counterparty.

Offsetting Arrangements: Certain derivative contracts and reverse repurchase agreements are executed under standardized netting agreements. A netting arrangement creates an enforceable right of off-set that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter, or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty risk by providing for a single net settlement with a counterparty for all financial transactions covered by the agreement in an event of default as defined under such agreement. The Fund invests in futures, interest rate swaps, and credit default swaps that are centrally cleared and not subject to the master netting agreements.

The table below is a summary of the effect of interest rate swaps on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations for the six months ended April 30, 2026:

	Consolidated Statement of Assets and Liabilities		Consolidated Statement of Operations
	Derivative Assets Fair Value	Derivative Liabilities Fair Value	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)
Interest Rate Swap Contracts	$468,880	$(2,705,138)	$918,713	$(3,267,289)
Futures Contracts	–	(398,487)	272,108	91,356
Total Derivatives	$468,880	$(3,103,625)	$1,190,821	$(3,175,933)

(a)	The value presented includes cumulative gain/(loss) on swap contracts; however, the value reflected on the accompanying Consolidated Statement of Assets and Liabilities is the unsettled variation margin receivable/(payable) and/or unrealized appreciation/ (depreciation) as of April 30, 2026.

The average notional value of interest rate swap contracts during the six months ended April 30, 2026 was $201,708,035. The average notional value of futures contracts during the six months ended April 30, 2026 was $101,071,224.

4. REVERSE REPURCHASE AGREEMENTS

The Fund may engage in reverse repurchase agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by the Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes or to meet repurchase requests so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligations to repurchase the securities.

32	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

April 30, 2026 (Unaudited)

Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid to cover its obligations under reverse repurchase agreements. The segregated assets are found on the Fund’s Consolidated Schedule of Investments as full or partially pledged securities. The total amount of securities pledged at April 30, 2026 was $101,919,555. As all agreements can be terminated by either party on demand, face value approximates fair value at April 30, 2026. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy described above. For the six months ended April 30, 2026, the average amount of reverse repurchase agreements outstanding was $77,686,464, at a weighted average interest rate of 3.99%.

Offsetting Arrangements – Reverse repurchase agreements are executed under standardized netting agreements. A netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Offsetting of Reverse Repurchase Agreements
				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Pledged(a)	Net Amount Payable
Axonic Strategic Income Fund
Reverse repurchase agreements	$(100,000,000)	$–	$(100,000,000)	$100,000,000	$–	$–
Total	$(100,000,000)	$–	$(100,000,000)	$100,000,000	$–	$–

(a)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/ pledged.

5. ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

Advisory Fees – Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a management fee equal to 0.85% of the Fund’s average daily net assets. For the six months ended April 30, 2026, the Fund incurred $16,616,410 in Advisory fees.

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 1.10% of the Fund’s average daily net assets (the “Expense Limit”) through February 28, 2027. The Expense Limit excludes certain expenses and, consequently, the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement may be higher than the Expense Limit. The contractual waiver and expense reimbursement may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual fee waiver and expense reimbursement may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense. As of April 30, 2026, the Adviser did not have any amounts available for recoupment.

Semi-Annual Report | April 30, 2026	33

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

April 30, 2026 (Unaudited)

Compliance Fees – ALPS Fund Services, Inc. provides Chief Compliance Officer Services to the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement.

Fund Accounting and Administration Fees and Expenses – ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s administrator and accounting agent (the “Administrator”) and receives customary fees from the Fund for such services.

Transfer Agent – DST Systems Inc., an affiliate of ALPS, serves as transfer, dividend paying and shareholder servicing agent for the Fund (“Transfer Agent”).

Distributor – The Fund has entered into a distribution agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. There are no fees paid to the Distributor pursuant to the distribution agreement.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of ALPS. During the six months ended April 30, 2026, no fees were retained by the Distributor.

Trustees – Officers of the Trust and the Trustees who are “interested persons” of the Trust or the Adviser receive no salary from the Trust. The Independent Trustees also serve as independent trustees on the Board of Trustees of Axonic Funds, an open-end investment company for which Axonic Capital LLC also serves as the investment adviser. As of January 1, 2025 for their service on the Board and the Board of Trustees of Axonic Funds, the Independent Trustees receive the following fees, which are split between this Fund (Axonic Strategic Income Fund) and the Axonic Funds pro rata based on assets under management: $81,000 annual retainer for each Independent Trustee, $10,000 annually for each Committee Chair, except for the Audit Committee Chair who is paid $15,000 annually, $6,250 for each quarterly meeting, $2,000 for each special meeting, and a fee of $15,000 per year for the Lead Independent Trustee. The Fund reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at Board or committee meetings.

6. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2026, amounted to $1,336,643,524 and $1,155,849,337, respectively.

7. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

As of April 30, 2026, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

Cost of investments for income tax purposes	$4,221,658,026
Gross appreciation (excess of value over tax cost)	$17,417,246
Gross depreciation (excess of tax cost over value)	(110,216,534)
Net unrealized depreciation	$(92,799,288)

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sales and the tax treatment of derivatives.

34	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

April 30, 2026 (Unaudited)

8. NEW ACCOUNTING PRONOUNCEMENTS AND RULE ISSUANCES

During the fiscal year ended October 31 2025, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted disclosures only and did not affect the Fund’s financial position nor the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Financial Officer, acting as the Fund’s CODM, has determined that the Fund has operated as a single segment since inception. The CODM monitors the operating results of the Fund, as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by the Fund’s portfolio management team. The financial information, in the form of the Fund’s holdings, total returns, expense ratios, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the Fund’s performance versus the Fund’s benchmark and to make resource allocation decisions for the Fund’s segment, which is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Fund’s Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statement of Operations.

In December 2023, the FASB issued Accounting Standards update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosures requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is in the process of evaluating the impacts of these changes on the Fund’s financial statements which will be reflected at fiscal year-end October 31, 2026.

9. LINE OF CREDIT

The Fund entered into an uncommitted, secured, revolving line of credit agreement (“Credit Agreement”) with U.S. Bank National Association for redemption purposes, subject to annual renewal and other limitations of the 1940 Act for borrowings. The revolving line of credit agreement’s maximum borrowing amounts to the lesser of (i) $450,000,000, (ii) 15% of the gross market value of the Fund, and (iii) 33.33% of the market value of the unencumbered assets of the Fund. On October 31, 2025, the Credit Agreement was amended to extend the termination date to June 26, 2026. Borrowings under the Credit Agreement bear interest of the lender’s prime rate at the time of borrowing. This Note shall bear interest at a rate per annum equal to the greater of (i) zero percent (0.00%) and (ii) the Prime Rate minus one percent (1.00%), which interest shall be payable monthly, in arrears. Borrowings under the Credit Agreement are secured by a perfected, first priority security interest in the assets of the Fund. For the six months ended April 30, 2026, the average amount of Borrowings under the Credit Agreement was $7,000,000, at a weighted average interest rate of 5.45%. At April 30, 2026, there was no borrowing outstanding on the Credit Agreement.

10. SIGNIFICANT SHAREHOLDERS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of April 30, 2026, the following entities owned beneficially more than 25% of the Fund’s outstanding shares. The shares may be held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately). Any transaction by these investors could have a material impact on the share class.

Name	Percentage
Charles Schwab & Co Inc	42.23%
National Financial Services LLC	30.36%

Semi-Annual Report | April 30, 2026	35

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

April 30, 2026 (Unaudited)

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued.

On June 26, 2026, the Credit Agreement was amended to extend the termination date to June 27, 2027, and increase the maximum borrowing amounts to the lessor of (i) $500,000,000, (ii) 15% of the gross market value of the Fund, and (iii) 33.33% of the market value of the unencumbered assets of the Fund.

Management has determined that there were no additional subsequent events to report through the issuance of these consolidated financial statements.

36	www.axonicfunds.com

Axonic Strategic Income Fund	Additional Information

April 30, 2026 (Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 888-926-2688, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 833-429-6642, or on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT; the Fund’s Form N-PORT reports are available on the SEC’s Website at http://www.sec.gov.

Semi-Annual Report | April 30, 2026	37

Axonic Strategic Income Fund	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

April 30, 2026 (Unaudited)

There have been no changes in or disagreement with the Fund’s independent accounting firm during the reporting period.

38	www.axonicfunds.com

Axonic Strategic Income Fund	Proxy Disclosures for Open-End Management Investment Companies

April 30, 2026 (Unaudited)

Not applicable for this reporting period.

Semi-Annual Report | April 30, 2026	39

Axonic Strategic Income Fund	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

April 30, 2026 (Unaudited)

The following chart provides certain information about the Trustee or Directors fees paid by the Trust for the six months ended April 30, 2026:

	Aggregate Regular Compensation from the Trust	Aggregate Special Compensation from the Trust	Total Compensation from the Trust
Joshua M. Barlow	$46,387	$–	$46,387
Charles D. Mires	$49,895	$–	$49,895
Thomas S. Vales	$44,633	$–	$44,633
Clayton DeGiacinto	$–	$–	$–
Joseph Castellano	$–	$–	$–
Chris Hughes	$–	$–	$–
Theodore Uhl	$–	$–	$–
Total	$140,915	$–	$140,915

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

40	www.axonicfunds.com

Axonic Strategic Income Fund	Statement Regarding Basis for Approval of Investment Advisory Contract

April 30, 2026 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting held on December 17, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Axonic Funds (the “Trust”) considered the approval of the continuance of the Investment Advisory Agreement (the “Investment Advisory Agreement” or the “Agreement”) between the Trust, on behalf of its series, the Axonic Strategic Income Fund (the “Fund”), and Axonic Capital LLC (the “Adviser” or “Axonic”) for an additional one-year period. The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow it to properly consider the renewal of the Agreement, and it is the duty of the Adviser to furnish the Trustees with information that is responsive to their request.

Accordingly, in determining whether to approve the continuance of the Investment Advisory Agreement between the Adviser and the Trust, the Board requested, and the Adviser provided, information and data relevant to the Board’s consideration. This included materials prepared by the Adviser that provided the Board with information regarding, among other things, the estimated fees and expenses of the Fund, as compared to other similar funds.

Following their review and consideration, the Board, including those Trustees who are not considered to be “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved the continuance of the Investment Advisory Agreement for a one year period. In reaching their decision, the Trustees requested and obtained from the Adviser such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also carefully considered the profitability data and comparative fee and expense information prepared by Trust management. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

The nature, extent, and quality of the services provided by the Adviser. The Board received and considered information regarding the nature, extent and quality of services provided to the Fund under its Advisory Agreement, including, without limitation, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions and complying with the Trust’s policies and procedures. The Board also considered information regarding the experience, qualifications and key personnel of the Adviser, the Adviser’s sales force and the Adviser’s assets under management. The Board reviewed the Adviser’s financial statements and considered the Adviser’s financial condition. The Board also considered the Adviser’s commitment to the Fund, staffing, trading and compliance systems, and its capabilities with respect to service provider oversight. After reviewing the foregoing information and further information provided by the Adviser, the Board concluded that the quality, extent, and nature of the services provided by the Adviser to the Fund were satisfactory and adequate.

The investment performance of the Fund and Adviser. The Board reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to a peer group of funds determined by a third-party service provider (the “Peer Group”), and a smaller group of comparable funds selected by the Adviser (the “Adviser Peer Group”), as well as relative to its benchmark index. In this respect, the Board noted that the Fund had underperformed over the two- and three-year periods but outperformed over the one-, four-, and five-year periods ended September 30, 2025. The Board also considered the Fund’s outperformance of its benchmark each year for the one-year through five-year periods ended September 30, 2025. The Board also considered the performance of the Fund relative to its Adviser Peer Group over various time periods. The Board also considered the consistency of the Adviser’s management with the Fund’s investment objective and policies. Following additional discussion of the investment performance of the Fund, the Board concluded that the investment performance of the Fund has been satisfactory.

The cost of advisory services provided and the level of profitability. The Board considered the costs of services provided by and the profits realized by Axonic from its relationship with the Fund, including both direct benefits and indirect benefits accruing to Axonic, including promotion of Axonic’s name. The Board considered how Axonic’s profitability was affected by factors such as its organizational structure and method for allocating expenses, as well as the level of assets in the Fund and complexity of some of the assets in the Fund. The Board concluded that the profit margins of Axonic with respect to the management of the Fund was not unreasonable. The Board considered its discussion with the Adviser regarding the expense limitation agreement (“ELA”), and considered the Adviser’s past fee reductions and expense reimbursements for the Fund. The Board further took into account Axonic’s willingness to continue the ELA for the Fund until at least February 28, 2027.

The Board considered the management fees charged to the Fund, and the Fund’s total expense ratio, as compared to the Peer Group and to other clients of the Adviser. The Board noted that the advisory fee and total expenses for the Fund were higher than the median of its Peer group, but also considered the comparability of the Fund’s management fee against a more narrow group of funds, noting that the Fund’s management fee and expense ratio were in line with these peers. In considering the comparison in fees and expense ratios between the Fund and its respective comparable funds, the Board looked at the differences in types of funds being compared, the style of investment management, the size of the Fund, and the nature of the investment strategies. The Board also considered the regulatory regime and additional oversight under which the Fund operates, as well as operational differences between the Fund and Axonic’s other clients. Following these comparisons and considerations and upon further consideration and discussion of the foregoing, the Board concluded that the advisory fee to be paid to Axonic by the Fund is reasonable in light of the nature and quality of services provided by Axonic.

Semi-Annual Report | April 30, 2026	41

Axonic Strategic Income Fund	Statement Regarding Basis for Approval of Investment Advisory Contract

April 30, 2026 (Unaudited)

The extent to which economies of scale may be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered Axonic’s views relating to economies of scale in connection with the Fund as the Fund’s assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and its shareholders. While it was noted that the Fund’s investment advisory fee will not decrease as the Fund’s assets grow because it is not subject to investment advisory fee breakpoints, the Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation arrangement with the Fund. It was noted that the Adviser would continue to evaluate the use of investment advisory fee breakpoints. The Board also considered the asset classes in which the Fund invests and the Adviser’s assessment of the limited ability to achieve economies of scale in investing within those asset classes. The Board concluded that the advisory fee for the Fund was reasonable in light of the information that was provided to the Board by Axonic with respect to economies of scale.

Other Considerations. The Board determined that Axonic has made a commitment to the recruitment and retention of qualified personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also concluded that Axonic has made a significant entrepreneurial commitment to the management and success of the Fund, which entails a substantial financial and professional commitment. The Board also considered the experience and abilities of the advisory personnel assigned to the Fund; Axonic’s process for allocating trades among the Fund and its other clients; and the substance and administration of Axonic’s Code of Ethics. The Board also considered Axonic’s standards and practices relating to the identification and mitigation of potential conflicts of interests in managing the Fund. The Board also considered Axonic’s management of other accounts, including private funds, and the differences in the nature of the services provided for these accounts as compared to the Fund in light of the range of fees charged to each.

In reaching their conclusion with respect to the approval of the Advisory Agreement and the level of fees paid under the Advisory Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision-making process.

42	www.axonicfunds.com

AXONIC STRATEGIC INCOME FUND

SEMI-ANNUAL REPORT

April 30, 2026

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the investment advisory contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Axonic Funds

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	July 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Axonic Funds

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	July 8, 2026

By:	/s/ Joseph Castellano
Joseph Castellano (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	July 8, 2026